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Conseco Series Trust

June 30, 2000

Semi-Annual Report

                                                      Conseco 20 Focus Portfolio
                                                                Equity Portfolio
                                                              Balanced Portfolio
                                                            High Yield Portfolio
                                                          Fixed Income Portfolio
                                                 Government Securities Portfolio
                                                          Money Market Portfolio

CONSECO SERIES TRUST

TABLE OF CONTENTS

JUNE 30, 2000

================================================================================

A Message from the President.............................................      3
Statements of Assets and Liabilities.....................................      4
Statements of Operations.................................................      4
Statements of Changes in Net Assets......................................      6

CONSECO 20 FOCUS PORTFOLIO
   Portfolio Managers' Review............................................      8
   Schedule of Investments ..............................................      9

EQUITY PORTFOLIO
   Portfolio Managers' Review............................................     10
   Schedule of Investments...............................................     11

BALANCED PORTFOLIO
   Portfolio Managers' Review............................................     15
   Schedule of Investments...............................................     16

HIGH YIELD PORTFOLIO
   Portfolio Manager's Review............................................     22
   Schedule of Investments ..............................................     23

FIXED INCOME PORTFOLIO
   Portfolio Managers' Review............................................     24
   Schedule of Investments...............................................     25

GOVERNMENT SECURITIES PORTFOLIO
   Portfolio Manager's Review............................................     30
   Schedule of Investments...............................................     31

MONEY MARKET PORTFOLIO
   Portfolio Manager's Review............................................     34
   Schedule of Investments ..............................................     35

Notes to Financial Statements............................................     37

Financial Highlights.....................................................     40


   This report is for the information of Conseco Series Trust contract owners.
     It is authorized for distribution to other persons only when preceded or accompanied by, a current prospectus that contains more complete information, including charges and expenses.

CONSECO SERIES TRUST

A MESSAGE FROM THE PRESIDENT
================================================================================
   In a world that demands split-second timing, our team-managed, total-return investment process continues to prove its ongoing value, enabling us to leverage the dynamics of a volatile market.

   The equity markets have played directly to our investment strengths, enabling us to showcase our outstanding team of analysts, traders and portfolio managers.

   Our extensive research capabilities and adherence to fundamental analysis provided above-average returns in the equity and balanced categories. And, this proven bottom-up investment discipline enabled us to weather a volatile fixed-income environment.

PERFORMANCE IN THE FACE OF EXTREME VOLATILITY

   Consequently,   during  the  first  half  of  the  year,   we  were  able  to
successfully:

   o Chart a course through the exceptional volatility in the equity markets - especially technology;

   o Counter the Nasdaq's precipitous drop in the second quarter; and

   o Deliver solid dividend income from a downtrodden bond market.

   Each portfolio manager has provided a detailed discussion and analysis for each Conseco Series Trust portfolio that may be found in later sections of this semi-annual report.

NEW PORTFOLIOS DESIGNED TO STRENGTHEN YOUR ASSET ALLOCATIONS

   The volatile market is here to stay and astute asset allocation is a must for your investment portfolio's success.

    To help you more fully employ this strategy, we opened two exciting portfolios in the first half of 2000: The Conseco 20 Focus Portfolio and the High Yield Portfolio. Each is an extension of our mid-cap and high yield expertise and capitalizes on our analytical prowess.

   The Conseco 20 Focus Portfolio1 seeks capital appreciation by investing its assets in approximately 20 - 30 common stock securities that are CCM's "best ideas."

   The High Yield Portfolio seeks a high level of current income with a secondary objective of capital appreciation by investing at least 65% of its assets in below-investment-grade securities.

BUNGLED HEADLINES MISINFORM CONTRACTHOLDERS

   For the most part, Conseco Capital Management, Inc. (CCM), the investment adviser to the portfolios, has received accurate coverage from the news media. In fact, we receive high marks from news organizations every day. During the past 60 days, CCM's equity portfolio management team's expertise and insight has been spotlighted on CNBC, Bloomberg and CNNfn.

   However, you may have caught a few publications that have created inaccurate representations of CCM. I can assure you that these stories distort the facts and I'd like to set the record straight.

   o Although CCM has seen the departures of a number of employees, our team approach, featuring a talent-rich, deep bench has prevailed for 13 years - through thick and thin - and is central to the success and consistency of our institutional and mutual fund investment performance.

   o  CCM's  consistent   investment   success  breeds  a  following  among  our
competitors and it's a fact of life in this industry - people are lured to other opportunities.

   o The core equity and fixed-income investment experts have served CCM for more than seven years.

   o Since 1989, our fixed-income team has been led by Greg Hahn, CFA, chief fixed income investment officer and senior vice president of CCM. Tom Pence, CFA, chief equity investment officer and senior vice president of CCM, has been at the helm of the equity team since 1993.

   o We prepare for and sustain long-term investment performance by using a disciplined, team-oriented approach. Markets go up and down; managers, traders, and support staff come and go - the training and development of the team, coupled with the disciplined investment process, remains constant.

   o Superstars operating independently are not found in our system - the CCM team always prevails.

GROWTH, PERFORMANCE, STABILITY

   New Conseco, Inc. CEO Gary Wendt brings prestige, leadership and a legendary penchant for building success in the financial services industry to the parent company - engendering stability and focusing on achieving sound issue resolution.

   This, coupled with our performance and structure is all upside for CCM's clients and the fund family's contractholders. It's not business as usual - it's considerably better.

   I hope you now have a high-resolution picture of the state of the union of the Conseco fund family and its investment adviser. We're passionately committed to delivering top-drawer investment service and performance to you.

   I'm supremely confident we're on the right path.

   Sincerely,

   Maxwell E. Bublitz
   President
   Conseco Series Trust
   President, Director and CEO
   Conseco Capital Management, Inc.

----------
1 Concentrated  portfolios  are  susceptible  to  more  market  volatility  than
  diversified   portfolios  and,   therefore,   are  subject  to  greater  price
  fluctuations.

CONSECO SERIES TRUST

STATEMENTS OF ASSETS AND LIABILITIES

JUNE 30, 2000
(Unaudited)

====================================================================================================================================
                                                                                              CONSECO 20
                                                                                                 FOCUS                  EQUITY
                                                                                               PORTFOLIO               PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
ASSETS:......................................................................
   Investments in securities at cost or amortized cost.......................                 $ 674,423             $ 329,893,841
------------------------------------------------------------------------------------------------------------------------------------

   Investments in securities at value........................................                 $ 692,295             $ 346,807,566
   Cash......................................................................                        --                    13,898
   Interest and dividends receivable.........................................                       612                    84,908
   Receivable for securities sold............................................                    16,707                38,914,511
   Receivable for shares sold................................................                    40,576                       413
------------------------------------------------------------------------------------------------------------------------------------
     Total assets............................................................                   750,190               385,821,296
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES AND NET ASSETS:
   Accrued expenses..........................................................                    42,331                   210,641
   Payable for securities purchased..........................................                    22,101                34,690,067
   Payable for shares redeemed...............................................                        --                        --
------------------------------------------------------------------------------------------------------------------------------------
     Total liabilities.......................................................                    64,432                34,900,708
------------------------------------------------------------------------------------------------------------------------------------
       Net assets............................................................                 $ 685,758             $ 350,920,588
====================================================================================================================================

NET ASSETS CONSIST OF:
   Proceeds from the sales of shares.........................................                 $ 651,638             $ 240,416,466
   Accumulated undistributed net investment income (loss)....................                       673                  (133,532)
   Accumulated undistributed net realized gains (losses) on investments......                    15,575                93,723,929
   Net unrealized appreciation (depreciation) on investments.................                    17,872                16,913,725
------------------------------------------------------------------------------------------------------------------------------------
       Net assets............................................................                 $ 685,758             $ 350,920,588
====================================================================================================================================
Shares outstanding (unlimited shares authorized).............................                    58,908                12,926,484
Net asset value, redemption price and offering price per share...............                 $   11.64             $       27.15
====================================================================================================================================


STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS OR PERIOD ENDED JUNE 30, 2000
(Unaudited)

====================================================================================================================================
                                                                                              CONSECO 20
                                                                                                 FOCUS                  EQUITY
                                                                                               PORTFOLIO(a)            PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Interest..................................................................                 $   1,004             $     545,403
   Dividends.................................................................                        83                   551,364
------------------------------------------------------------------------------------------------------------------------------------
     Total investment income.................................................                     1,087                 1,096,767
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
   Investment advisory fees..................................................                       333                 1,077,741
   Administration fees.......................................................                        48                   129,401
   Reports - printing........................................................                        29                    31,864
   Audit fees................................................................                        15                    16,352
   Pricing service...........................................................                        11                    11,941
   Custody fees..............................................................                         8                     9,080
   Directors expenses........................................................                         7                     7,437
   Insurance.................................................................                         4                     3,936
   Legal fees................................................................                         2                     1,723
   Other.....................................................................                         6                    23,731
------------------------------------------------------------------------------------------------------------------------------------
     Total expenses..........................................................                       463                 1,313,206
------------------------------------------------------------------------------------------------------------------------------------
   Less: expenses charged to the Adviser (Note 3)............................                        49                    82,903
------------------------------------------------------------------------------------------------------------------------------------
     Net expenses............................................................                       414                 1,230,303
------------------------------------------------------------------------------------------------------------------------------------
     Net investment income (loss)............................................                       673                  (133,536)
------------------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
   Net realized gains (losses) on sales of investments.......................                    15,575                91,299,929
   Net change in unrealized appreciation or depreciation on investments......                    17,872               (39,853,068)
------------------------------------------------------------------------------------------------------------------------------------
     Net realized and unrealized gains (losses) on investments...............                    33,447                51,446,861
------------------------------------------------------------------------------------------------------------------------------------
   Net increase in net assets from operations................................                  $ 34,120             $  51,313,325
====================================================================================================================================

(a) Period from May 4, 2000 (commencement of operations)  through June 30, 2000.
(b) Period from June 13, 2000  (commencement  of  operations)  through  June 30,
    2000.


   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================
                                       HIGH                    FIXED                  GOVERNMENT                    MONEY
         BALANCED                      YIELD                  INCOME                  SECURITIES                   MARKET
         PORTFOLIO                   PORTFOLIO               PORTFOLIO                 PORTFOLIO                  PORTFOLIO
====================================================================================================================================
      $ 67,602,515                   $ 38,000              $ 32,598,241              $ 12,703,202               $ 68,614,185
------------------------------------------------------------------------------------------------------------------------------------

      $ 69,073,504                   $ 38,000              $ 31,928,672              $ 12,460,274               $ 68,614,185
               875                        305                       918                        --                        715
           414,960                         84                   495,332                   167,876                     81,128
         1,326,057                         --                 1,743,782                   779,806                  6,277,405
           194,045                      8,683                 1,359,558                        --                         --
------------------------------------------------------------------------------------------------------------------------------------
        71,009,441                     47,072                35,528,262                13,407,956                 74,973,433
------------------------------------------------------------------------------------------------------------------------------------

            37,471                         12                    17,145                   292,967                     25,129
         6,224,103                         --                 2,698,466                        --                         --
                --                         --                        --                    16,627                 10,234,826
------------------------------------------------------------------------------------------------------------------------------------
         6,261,574                         12                 2,715,611                   309,594                 10,259,955
------------------------------------------------------------------------------------------------------------------------------------
      $ 64,747,867                   $ 47,060              $ 32,812,651              $ 13,098,362               $ 64,713,478
====================================================================================================================================


      $ 51,801,456                   $ 46,988              $ 34,570,924              $ 13,984,262               $ 64,713,478
                --                         72                        --                        --                         --
        11,475,422                         --                (1,088,704)                 (642,972)                        --
         1,470,989                         --                  (669,569)                 (242,928)                        --
------------------------------------------------------------------------------------------------------------------------------------
      $ 64,747,867                   $ 47,060              $ 32,812,651              $ 13,098,362               $ 64,713,478
====================================================================================================================================
         3,939,490                      4,695                 3,508,729                 1,183,206                 64,713,478
      $      16.44                   $  10.02              $       9.35              $      11.07               $       1.00
====================================================================================================================================



====================================================================================================================================
                                       HIGH                    FIXED                  GOVERNMENT                    MONEY
         BALANCED                      YIELD                  INCOME                  SECURITIES                   MARKET
         PORTFOLIO                   PORTFOLIO(b)            PORTFOLIO                 PORTFOLIO                  PORTFOLIO
====================================================================================================================================
      $    815,402                   $     84              $  1,111,525              $    429,885               $  2,217,405
           155,356                         --                    28,690                     3,200                         --
------------------------------------------------------------------------------------------------------------------------------------
           970,758                         84                 1,140,215                   433,085                  2,217,405
------------------------------------------------------------------------------------------------------------------------------------

           190,275                         10                    75,643                    33,195                    180,646
            29,273                          1                    15,129                     6,639                     36,129
             5,694                          5                     2,987                     1,300                      7,170
             2,922                          3                     1,533                       667                      3,680
             2,133                          1                     1,119                       487                         --
             1,623                          1                       851                       370                      2,043
             1,329                          1                       697                       303                      1,673
               703                          1                       369                       161                        886
               308                         --                       161                        70                        388
             4,032                          1                     1,889                       838                      3,132
------------------------------------------------------------------------------------------------------------------------------------
           238,292                         24                   100,378                    44,030                    235,747
------------------------------------------------------------------------------------------------------------------------------------
            29,275                         12                        --                        --                     90,323
------------------------------------------------------------------------------------------------------------------------------------
           209,017                         12                   100,378                    44,030                    145,424
------------------------------------------------------------------------------------------------------------------------------------
           761,741                         72                 1,039,837                   389,055                  2,071,981
------------------------------------------------------------------------------------------------------------------------------------


        11,492,821                         --                  (436,554)                 (142,493)                    (4,323)
        (4,912,011)                        --                   364,790                   286,083                         --
------------------------------------------------------------------------------------------------------------------------------------
         6,580,810                         --                   (71,764)                  143,590                     (4,323)
------------------------------------------------------------------------------------------------------------------------------------
      $  7,342,551                   $     72              $    968,073              $    532,645               $  2,067,658
====================================================================================================================================

CONSECO SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS

====================================================================================================================================
                                                      CONSECO 20 FOCUS            EQUITY                         BALANCED
                                                          PORTFOLIO              PORTFOLIO                       PORTFOLIO
                                                      ---------------- -------------------------------- ----------------------------
                                                      MAY 4, 2000 (a)    SIX MONTHS                       SIX MONTHS
                                                          THROUGH          ENDED                            ENDED        YEAR ENDED
                                                       JUNE 30, 2000   JUNE 30, 2000     YEAR ENDED     JUNE 30, 2000   DECEMBER 31,
                                                        (UNAUDITED)     (UNAUDITED)   DECEMBER 31, 1999  (UNAUDITED)        1999
====================================================================================================================================
OPERATIONS:
   Net investment income (loss)......................   $    673      $   (133,536)    $   (226,299)    $   761,741    $ 1,278,136
   Net realized gains (losses) on sales
     of investments .................................     15,575        91,299,929       86,990,337      11,492,821
   Net change in unrealized appreciation or
     depreciation on investments.....................     17,872       (39,853,068)      14,254,138      (4,912,011)     2,658,246
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) from operations.........     34,120        51,313,325      101,018,176       7,342,551     12,534,818
------------------------------------------------------------------------------------------------------------------------------------
     Net income equalization (Note 2)................         --                --               (4)             --         (2,235)
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS:
   Dividends from net investment income..............         --                --         (118,185)       (793,078)    (1,278,138)
   Distributions of net capital gains................         --          (280,571)     (84,221,849)        (42,620)    (8,129,505)
------------------------------------------------------------------------------------------------------------------------------------
     Net decrease from dividends and distributions...         --          (280,571)     (84,340,034)       (835,698)    (9,407,643)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
   Shares sold.......................................    662,668        10,571,763        6,329,932       7,766,588      4,798,421
   Reinvested dividends and distributions............         --           280,571       84,340,039         835,698      9,409,878
   Shares redeemed...................................    (11,030)      (11,401,990)     (41,911,535)     (2,302,380)   (11,296,020)
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) from
       capital share transactions ...................    651,638          (549,656)      48,758,436       6,299,906      2,912,279
------------------------------------------------------------------------------------------------------------------------------------
       Total increase (decrease) in net assets.......    685,758        50,483,098       65,436,574      12,806,759      6,037,219
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   Beginning of period...............................         --       300,437,490      235,000,916      51,941,108     45,903,889
   End of period.....................................   $685,758      $350,920,588     $300,437,490     $64,747,867    $51,941,108
====================================================================================================================================

SHARE DATA:
   Shares sold.......................................     60,010           399,636          265,451         485,487        330,450
   Reinvested dividends and distributions............         --             9,776        3,638,854          49,906        645,150
------------------------------------------------------------------------------------------------------------------------------------
     Total ..........................................     60,010           409,412        3,904,305         535,393        975,600
   Shares redeemed...................................     (1,102)         (445,790)      (1,828,311)       (141,556)      (788,443)
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) ........................     58,908           (36,378)       2,075,994         393,837        187,157
------------------------------------------------------------------------------------------------------------------------------------
   Shares outstanding:
     Beginning of period ............................        --         12,962,862       10,886,868       3,545,653      3,358,496
     End of period ..................................     58,908        12,926,484       12,962,862       3,939,490      3,545,653
====================================================================================================================================

(a) Commencement of operations


   The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS

====================================================================================================================================
   HIGH YIELD                       FIXED                              GOVERNMENT                           MONEY MARKET
    PORTFOLIO                 INCOME PORTFOLIO                     SECURITIES PORTFOLIO                        PORTFOLIO
-----------------    ----------------------------------    ----------------------------------    ---------------------------------
JUNE 13, 2000 (a)     SIX MONTHS                            SIX MONTHS                            SIX MONTHS
     THROUGH             ENDED                                 ENDED                                 ENDED
  JUNE 30, 2000      JUNE 30, 2000       YEAR ENDED        JUNE 30, 2000       YEAR ENDED        JUNE 30, 2000      YEAR ENDED
   (UNAUDITED)        (UNAUDITED)     DECEMBER 31, 1999     (UNAUDITED)     DECEMBER 31, 1999     (UNAUDITED)    DECEMBER 31, 1999
====================================================================================================================================

   $    72         $ 1,039,837         $ 1,747,352         $   389,055        $   590,303        $ 2,071,981      $ 2,169,062
        --            (436,554)           (594,992)           (142,493)          (253,273)            (4,323)           (5,026)


        --             364,790          (1,231,899)            286,083           (587,100)                --                --
------------------------------------------------------------------------------------------------------------------------------------
        72             968,073             (79,539)            532,645           (250,070)         2,067,658         2,164,036
------------------------------------------------------------------------------------------------------------------------------------
        --                  --             (10,808)                 --             (8,040)                --                --
------------------------------------------------------------------------------------------------------------------------------------

        --          (1,061,803)         (1,747,352)           (403,892)          (812,087)        (2,067,658)       (2,164,036)
        --                  --                  --                  --                 --                 --                --
------------------------------------------------------------------------------------------------------------------------------------
        --          (1,061,803)         (1,747,352)           (403,892)          (812,087)        (2,067,658)       (2,164,036)
------------------------------------------------------------------------------------------------------------------------------------

    46,988           7,685,437           9,468,340           3,252,830          8,602,699        165,701,604       149,770,185
        --           1,061,803           1,758,160             403,892            820,127          2,067,658         2,164,036
        --          (4,739,831)         (4,475,290)         (3,791,336)        (3,154,925)      (188,748,237)      (87,460,119)
------------------------------------------------------------------------------------------------------------------------------------
    46,988           4,007,409           6,751,210            (134,614)         6,267,901        (20,978,975)       64,474,102
------------------------------------------------------------------------------------------------------------------------------------
    47,060           3,913,679           4,913,511              (5,861)         5,197,704        (20,978,975)       64,474,102
------------------------------------------------------------------------------------------------------------------------------------

        --          28,898,972          23,985,461          13,104,223          7,906,519         85,692,453        21,218,351
   $47,060         $32,812,651         $28,898,972         $13,098,362        $13,104,223        $64,713,478       $85,692,453
====================================================================================================================================



     4,695             819,849             975,387             294,905            748,838        165,701,604       149,770,185
        --             113,949             183,074              36,760             72,150          2,067,658         2,164,036
------------------------------------------------------------------------------------------------------------------------------------
     4,695             933,798           1,158,461             331,665            820,988        167,769,262       151,934,221
        --            (504,177)           (467,148)           (343,987)          (276,415)      (188,748,237)      (87,460,119)
------------------------------------------------------------------------------------------------------------------------------------
     4,695             429,621             691,313             (12,322)           544,573        (20,978,975)       64,474,102
------------------------------------------------------------------------------------------------------------------------------------

        --           3,079,108           2,387,795           1,195,528            650,955         85,692,453        21,218,351
     4,695           3,508,729           3,079,108           1,183,206          1,195,528         64,713,478        85,692,453
====================================================================================================================================

CONSECO SERIES TRUST

CONSECO 20 FOCUS PORTFOLIO


================================================================================
PORTFOLIO MANAGERS' REVIEW

   One of the two newer portfolios available in Conseco Series Trust, the Conseco 20 Focus Portfolio, commenced operations in the second quarter on May 4, 2000. During this quarter, the markets overall were extremely volatile, particularly technology stocks. The NASDAQ, in fact, technically went into bear market territory, if only briefly. At Conseco Capital Management, Inc. (CCM), we believe that these market gyrations are mainly attributable to investor psychology, which fortunately, or unfortunately, can reverse rather quickly. While investors' moods can ebb and flow with each new piece of economic data, we remain convinced that long term fundamentals are in place to support higher prices for the stocks in which we invest.

   The biggest contributor to this portfolio was a CCM long time investment - Integrated Device Technology, Inc. If you followed this company, you may remember this company's colossal mistake in 1997 when they tried to compete with Intel in the x86 processor market. After almost bankrupting the company, this division was replaced last year by an entirely new management team. During a CCM research visit late last year, our analysts learned that the company's new primary focus is their electronic components for the communications sector, primarily selling to companies like Cisco Systems, Inc. and Nortel Networks Corp. This strategic shift is just beginning to be recognized in the market.

   Other solid contributors included Vitria Technology, Inc. in the technology sector; ALZA Corp. in healthcare; and Nabors Industries, Inc. and Weatherford International, Inc. in oil field services.

   There were positions in the portfolio that detracted from performance in the past six months. Two of CCM's stellar performers that we have followed in the past did not fair well during the market sell off. Echostar Communications Corp. retreated more than 50% on concerns that the satellite television providers can no longer offer a superior value proposition versus the new digital cable offerings. We disagree and believe the fundamentals of Echostar Communications remain strong and continue to hold the investment in the portfolio.

   Another name CCM has followed in the past is Research in Motion, Ltd. Since CCM began following Research in Motion in May 1999, this company has become a leader in wireless data. The company's email pagers are becoming the wireless device of choice for people that need to be connected, real time, with their enterprise email. The decline in the second quarter was disappointing, but as we enter the second half of 2000, Research in Motion has developed some very powerful partnerships and alliances that will begin to contribute to the company's growth. Long term, we remain convinced that this company will be a key architect of the wireless data industry.

   Looking forward, the third quarter is again off to a volatile start. Excess valuations in the technology sector continue to be deflated. Many investors who were caught holding investments they did not understand are being forced to focus on companies with solid fundamentals. This is our strength. We are committed to creating shareholder value for you by identifying some of the best growth companies in today's market using our time-tested, bottom-up research process.




Eric J. Voss, CFA
Vice President, Senior Securities Analyst
Conseco Capital Management, Inc.





Thomas J. Pence, CFA
Chief Investment Officer, Equity
Senior Vice President
Conseco Capital Management, Inc.

CONSECO SERIES TRUST

CONSECO 20 FOCUS PORTFOLIO
Schedule of Investments

JUNE 30, 2000
(Unaudited)

================================================================================
  SHARES OR
  PRINCIPAL
   AMOUNT                                                              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (85.1%)

BUSINESS SERVICES (11.8%)
       40  i2 Technologies, Inc. (a)................................. $   4,171
      320  Portal Software, Inc. (a).................................    20,440
       80  Software.com, Inc. (a)....................................    10,390
       40  VeriSign, Inc. (a)........................................     7,022
      150  VERITAS Software Corp. (a)................................    15,863
      400  Vitria Technology, Inc. (a)...............................    22,600
                                                                      ---------
                                                                         80,486
                                                                      ---------
CHEMICALS AND ALLIED PRODUCTS (4.3%)
      100  ALZA Corp. (a)............................................     5,913
      100  Amgen, Inc. (a)...........................................     7,025
      260  Biogen, Inc. (a)..........................................    16,770
                                                                      ---------
                                                                         29,708
                                                                      ---------
COMMUNICATIONS BY PHONE, TELEVISION, RADIO, CABLE (9.6%)
    1,350  EchoStar Communications Corp. - Class A (a)...............    44,697
    1,030  McLeodUSA, Inc. - Class A (a).............................    21,309
                                                                      ---------
                                                                         66,006
                                                                      ---------
ELECTRICAL, OTHER ELECTRICAL EQUIPMENT, EXCEPT COMPUTERS (10.4%)
      860  Gemstar International Group, Ltd. (a).....................    52,849
      270  Nortel Networks Corp.  ...................................    18,428
                                                                      ---------
                                                                         71,277
                                                                      ---------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY AND
  TRANSPORTATION EQUIPMENT (1.4%)
      190  Danaher Corp. ............................................     9,393
                                                                      ---------
INDUSTRIAL, COMMERCIAL MACHINERY, COMPUTERS (9.1%)
      280  Cooper Cameron Corp. (a) .................................    18,480
      390  Symbol Technologies, Inc. ................................    21,718
      560  Weatherford International, Inc. (a).......................    22,295
                                                                      ---------
                                                                         62,493
                                                                      ---------
OIL AND GAS EXTRACTION (7.4%)
      800  Nabors Industries, Inc. (a)...............................    33,250
      730  R & B Falcon Corp. (a)....................................    17,200
                                                                      ---------
                                                                         50,450
                                                                      ---------
PHONE COMMUNICATIONS, EXCEPT RADIOTELEPHONE (6.7%)
      370  ALLTEL Corp...............................................    22,917
      610  NEXTLINK Communications, Inc. (a).........................    23,142
                                                                      ---------
                                                                         46,059
                                                                      ---------
RADIOTELEPHONE COMMUNICATIONS (10.3%)
      400  Research in Motion, Ltd. (a)..............................    18,100
      440  TeleCorp PCS, Inc. (a)....................................    17,737
      300  VoiceStream Wireless Corp. (a)............................    34,725
                                                                      ---------
                                                                         70,562
                                                                      ---------
SEMICONDUCTOR, RELATED DEVICE (12.3%)
      260  Applied Micro Circuits Corp. (a)..........................    25,675
      420  Integrated Device Technology, Inc. (a)....................    25,148
      150  JDS Uniphase Corp. (a)....................................    17,981
      180  RF Micro Devices, Inc. (a) ...............................    15,772
                                                                      ---------
                                                                         84,576
                                                                      ---------
TRANSPORTATION EQUIPMENT (1.8%)
      140  General Motors Corp. - Class H (a)........................    12,285
                                                                      ---------
           TOTAL COMMON STOCKS (COST $565,423).......................   583,295
                                                                      ---------
SHORT-TERM INVESTMENTS (15.9%)
  109,000  AIM Liquid Asset Portfolio................................   109,000
                                                                      ---------
           TOTAL SHORT-TERM INVESTMENTS (COST $109,000)..............   109,000
                                                                      ---------

           TOTAL INVESTMENTS (COST $674,423) (101.0%)................   692,295
                                                                      ---------
           CASH, RECEIVABLES AND OTHER ASSETS,
             NET OF LIABILITIES (-1.0%)..............................    (6,537)
                                                                      ---------
           NET ASSETS (100.0%)....................................... $ 685,758
                                                                      ---------

----------
(a) Non-income producing security.


   The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST

EQUITY PORTFOLIO

================================================================================
PORTFOLIO MANAGERS' REVIEW

   The equity markets were extremely volatile during the second quarter of 2000. Fueled by a series of interest rate hikes from the Federal Reserve and extended valuations, the market corrected some of the "irrational exuberance" that led to an 80% return for the NASDAQ in the previous four quarters. We view the correction that took place as being healthy, and we took advantage of the opportunity to add to positions in some of our favorite growth stocks at bargain prices. We look forward to seeing these investments drive your portfolio's performance during the second half of this year.

   Through this volatility, we continued to be very selective in our investments, relying on bottom-up fundamental research to identify companies that generate high returns on capital and have established a leading presence in their respective industries. Responding to these distractions, we overweighted your portfolio in the technology, telecommunications, and energy sectors. In addition, valuation, always a concern, took on increased scrutiny due to the extended valuations in the market.

   We continue to believe that the energy sector is one of the best ways to play the strength in the global economy. Rising oil and natural gas demand combined with constrained supply continues to offer tremendous upside to names in this sector. The Equity Portfolio benefited significantly from positions in R&B Falcon Corp., ENSCO International, Inc. and Nabors Industries, Inc. all drillers, and Cooper Cameron Corp., a service provider.

   We continue to believe the telecommunications sector is one of the fastest growing sectors in the market, and we maintained our overweight position in your portfolio. Unfortunately, the sector experienced excessive volatility during the quarter due to capital market concerns and was not a strong contributor.

   There were portfolio positions that detracted from performance in the last six months. Echostar Communications Corp. has been on of our top performers and has been highlighted in past semi-annual reports. This quarter, Echostar experienced a pull back due to concerns with the fundamentals of one of their competitors as well as the increased visibility of digital cable roll out. Another past winner for us, Research in Motion, Ltd., also experienced a set back as growth slowed in the quarter as a result of delayed contracts and increased capital spending. We continue to hold both positions as we think the fundamentals of both issuers are strong.

   Going into the second half of the year, we are maintaining our overweighting in the technology, telecommunications and energy sectors. We will continue to opportunistically participate in the biotechnology sector, which has seen a significant rise in valuation. In addition, we believe the retail sector may be setting itself up for outperforming later in the third quarter.

   Overall, we continue to be cautiously optimistic that we will see strong operating results across the market. However, we believe that it is essential to focus on names that have significant bottom line growth trends and offer compelling valuation. The markets have experienced significant volatility due to interest rate concerns as well as extended valuations. However, we feel that our bottom-up approach will continue to lead us toward companies that will provide superior long-term performance for your portfolio.




Thomas J. Pence, CFA
Chief Investment Officer, Equity
Senior Vice President
Conseco Capital Management, Inc.




James M. Leach, MBA
Assistant Vice President
Senior Securities Analyst
Conseco Capital Management, Inc.

CONSECO SERIES TRUST

EQUITY PORTFOLIO
Schedule of Investments

JUNE 30, 2000
(Unaudited)

================================================================================
  SHARES OR
  PRINCIPAL
   AMOUNT                                                               VALUE
--------------------------------------------------------------------------------

COMMON STOCKS (93.0%)

AMUSEMENT AND RECREATION SERVICES (0.5%)
   41,530  International Speedway Corp............................. $  1,718,304
                                                                    ------------
BUSINESS SERVICES (18.5%)
   111,430 Acxiom Corp. (a)........................................    3,113,131
    36,850 Concord EFS, Inc. (a)...................................      958,100
    47,010 E.piphany, Inc. (a).....................................    5,038,908
   109,680 Intuit, Inc. (a)........................................    4,538,010
   148,590 Lamar Advertising Co. (a)...............................    6,435,730
    85,540 NOVA Corp. (a)..........................................    2,389,817
    50,740 Optimal Robotics Corp. (a)..............................    1,947,148
   123,770 Portal Software, Inc. (a)...............................    7,905,809
    34,050 Siebel Systems, Inc. (a)................................    5,569,286
    56,050 Software.com, Inc. (a)..................................    7,279,494
    44,600 SunGard Data Systems, Inc. (a)..........................    1,382,600
    31,510 TIBCO Software, Inc. (a)................................    3,378,943
    15,260 VeriSign, Inc. (a)......................................    2,679,076
    48,175 VERITAS Software Corp. (a)..............................    5,094,506
    77,590 Vignette Corp. (a)......................................    4,083,174
    56,820 Vitria Technology, Inc. (a).............................    3,210,330
                                                                    ------------
                                                                      65,004,062
                                                                    ------------
CHEMICALS AND ALLIED PRODUCTS (2.7%)
    64,100 Alkmeres, Inc. (a)......................................    3,020,713
    29,380 ALZA Corp. (a)..........................................    1,737,092
    75,810 Biogen, Inc. (a)........................................    4,889,745
                                                                    ------------
                                                                       9,647,550
                                                                    ------------

COMMUNICATIONS BY PHONE, TELEVISION, RADIO, CABLE (21.2%)
    58,020 AT & T Canada, Inc. - Class  B (a)......................    1,925,568
    84,110 ALLTEL Corp.............................................    5,209,605
   169,470 Crown Castle International Corp. (a)....................    6,185,655
    90,830 Digex, Inc. (a).........................................    6,170,809
   307,410 EchoStar Communications Corp. - Class A (a).............   10,178,038
   389,330 McLeodUSA, Inc. - Class A (a)...........................    8,054,459
   129,240 Metromedia Fiber Network, Inc. - Class A (a)............    5,129,277
    95,400 Network Plus Corp. (a)..................................    1,353,535
   222,880 NEXTLINK Communications, Inc. (a).......................    8,455,621
    96,365 Research in Motion, Ltd. (a)............................    4,360,516
   145,620 TeleCorp PCS, Inc. (a)..................................    5,870,233
    99,996 VoiceStream Wireless Corp. (a)..........................   11,574,537
                                                                    ------------
                                                                      74,467,853
                                                                    ------------

   The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST

EQUITY PORTFOLIO
Schedule of Investments

JUNE 30, 2000
(Unaudited)

================================================================================
  SHARES OR
  PRINCIPAL
   AMOUNT                                                               VALUE
--------------------------------------------------------------------------------

DEPOSITORY INSTITUTIONS (2.2%)
    82,750 North Fork Bancorporation, Inc. ........................    1,251,594
    69,490 PNC Financial Services Group, Inc. .....................    3,257,344
   107,420 Washington Mutual, Inc. ................................    3,101,753
                                                                    ------------
                                                                       7,610,691
                                                                    ------------
ELECTRIC, GAS, WATER, COGENERATION, SANITARY SERVICES (1.4%)
    96,790 El Paso Energy Corp.....................................    4,930,289
                                                                    ------------
ELECTRICAL, OTHER ELECTRICAL EQUIPMENT, EXCEPT COMPUTERS (18.8%)
    72,360 Applied Micro Circuits Corp. (a)........................    7,145,550
   117,260 Atmel Corp. (a).........................................    4,323,962
    22,820 Celestica, Inc. (a).....................................    1,132,442
    84,000 Copper Mountain Networks, Inc. (a)......................    7,402,500
    68,420 CTS Corp................................................    3,078,900
    39,320 Eaton Corp..............................................    2,634,440
    24,440 Flextronics International, Ltd. (a).....................    1,678,735
   248,750 Gemstar International Group, Ltd. (a)...................   15,286,434
   112,900 Integrated Device Technology, Inc. (a)..................    6,759,888
    89,180 Jabil Circuit, Inc. (a).................................    4,425,557
    39,130 QLogic Corp. (a)........................................    2,585,006
    63,210 RF Micro Devices, Inc. (a)..............................    5,538,776
    54,120 TranSwitch Corp. (a)....................................    4,177,415
                                                                    ------------
                                                                      66,169,605
                                                                    ------------
ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT SERVICES (0.9%)
    47,260 Perkin Elmer, Inc.......................................    3,125,067
                                                                    ------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY AND
  TRANSPORTATION EQUIPMENT (1.4%)
    96,530 Danaher Corp............................................    4,772,250
                                                                    ------------
HEALTH SERVICES (0.4%)
    80,000 Community Health Systems, Inc. (a)......................    1,295,040
                                                                    ------------
HOME FURNITURE AND EQUIPMENT STORES (0.4%)
    27,590 RadioShack Corp.........................................    1,307,076
                                                                    ------------
INDUSTRIAL, COMMERCIAL MACHINERY, COMPUTERS (6.6%)
    76,140 Cooper Cameron Corp. (a)................................    5,025,240
    59,040 Novellus Systems, Inc. (a)..............................    3,339,420
   207,310 Symbol Technologies, Inc................................   11,544,679
    84,730 Weatherford International, Inc. (a).....................    3,373,271
                                                                    ------------
                                                                      23,282,610
                                                                    ------------
INSURANCE CARRIERS (2.0%)
    28,220 Ambac Financial Group, Inc..............................    1,546,795
    64,260 Jefferson Pilot Corp....................................    3,626,706
    49,100 Lincoln National Corp...................................    1,773,738
                                                                    ------------
                                                                       6,947,239
                                                                    ------------

   The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST

EQUITY PORTFOLIO
Schedule of Investments

JUNE 30, 2000
(Unaudited)

================================================================================
  SHARES OR
  PRINCIPAL
   AMOUNT                                                               VALUE
--------------------------------------------------------------------------------

MEASURING INSTRUMENTS, PHOTO GOODS, WATCHES (1.9%)
    28,370 Credence Systems Corp. (a) ...........................   $  1,565,683
    25,030 PE Corp.-PE Biosystems Group .........................      1,648,851
    89,970 SCI Systems, Inc. (a) ................................      3,525,744
                                                                    ------------
                                                                       6,740,278
                                                                    ------------
MISCELLANEOUS RETAIL (0.6%)
    89,110 ValueVision International, Inc. (a) ..................      2,160,918
                                                                    ------------
MOTION PICTURES (1.3%)
    69,650 Macrovision Corp. (a) ................................      4,452,167
                                                                    ------------
NON-DEPOSITORY CREDIT INSTITUTIONS (0.5%)
    11,160 Providian Financial Corp. ............................      1,004,400
    18,640 SLM Holding Corp. ....................................        697,844
                                                                    ------------
                                                                       1,702,244
                                                                    ------------
OIL AND GAS EXTRACTION (8.0%)
   141,890 ENSCO International, Inc. ............................      5,081,365
   121,930 Helmerich & Payne, Inc. ..............................      4,328,515
   149,120 Nabors Industries, Inc. (a) ..........................      6,197,725
   196,500 R & B Falcon Corp. (a) ...............................      4,629,933
   137,100 Rowan Companies, Inc. (a) ............................      4,164,413
   105,100 Santa Fe International Corp. .........................      3,671,984
                                                                    ------------
                                                                      28,073,935
                                                                    ------------
PETROLEUM-REFINING AND RELATED INDUSTRIES (1.3%)
   139,360 Valero Energy Corp. ..................................      4,424,680
                                                                    ------------
REAL ESTATE OPERATORS, AGENTS, MANAGERS (1.3%)
   146,820 Starwood Hotels & Resorts Worldwide, Inc. ............      4,744,048
                                                                    ------------
SECURITY AND COMMODITY BROKERS (1.1%)
   130,510 Franklin Resources, Inc. .............................      3,964,241
                                                                    ------------
           TOTAL COMMON STOCKS (COST $309,626,422) ..............    326,540,147
                                                                    ------------

COMMERCIAL PAPER (5.7%)

NON-DEPOSITORY CREDIT INSTITUTIONS (3.8%)
 7,000,000 Associates Corp., 6.880%, due 07/03/2000 .............      6,997,325
 6,400,000 General Electric Capital Corp., 6.800%, due 07/03/2000      6,397,582
                                                                    ------------
                                                                      13,394,907
                                                                    ------------
OIL AND GAS EXTRACTION (1.9%)
 6,500,000 Koch Industries, Inc., 6.890%, due 07/03/2000 ........      6,497,512
                                                                    ------------
           TOTAL COMMERCIAL PAPER (COST $19,892,419) ............     19,892,419
                                                                    ------------


   The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST

EQUITY PORTFOLIO
Schedule of Investments

JUNE 30, 2000
(Unaudited)

================================================================================
  SHARES OR
  PRINCIPAL
   AMOUNT                                                               VALUE
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS (0.1%)
   375,000 AIM Liquid Asset Portfolio ...........................   $    375,000
                                                                    ------------
           TOTAL SHORT-TERM INVESTMENTS (COST $375,000) .........        375,000

           TOTAL INVESTMENTS (COST $329,893,841) (98.8%) ........    346,807,566
                                                                    ------------
           CASH, RECEIVABLES AND OTHER ASSETS,
             NET OF LIABILITIES (1.2%) ..........................      4,113,022
                                                                    ------------
           NET ASSETS (100.0%) ..................................   $350,920,588
                                                                    ------------


----------------------------------------------------------------
(a) Non-income producing security.


   The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST

BALANCED PORTFOLIO

================================================================================
PORTFOLIO MANAGERS' REVIEW

   The bond markets experienced volatility similar to the harrowing time of the fall of 1998, however, for different reasons. The Federal Reserve (the "Fed") continued to pull liquidity out of the system and forced interest rates higher in an effort to slow the economy and head-off a spurt in inflation. Spreads across all sectors widened. Event risk, which is the risk that an issuer becomes impaired or downgraded due to an acquisition, merger, stock buy-back or other change to its balance sheet, also increased.

   Toward the end of the second quarter, the fixed income market reached a critical inflection point in investor sentiment. Economic data, both in the manufacturing and consumer sectors, suggested a modest slow- down underway. As the market surmised that the Fed would move to the sideline, bonds rallied sharply, leaving a constructive landscape for the second half of the year.

   The equity markets were also extremely volatile. Fueled by a series of interest rate hikes from the Fed and extended valuations, the market corrected some of the "irrational exuberance" that led to an 80% return for the NASDAQ in the prior four quarters. We view the correction that took place as being healthy, and took advantage of the opportunity to add to positions in some of our favorite growth stocks at bargain prices. We look forward to seeing these investments drive your portfolio's performance during the second half of this year.

   While much has changed in the market since our last report, our fundamental outlook for the various sectors of the market has remained the same. We still favor technology and telecommunications, as these continue to be the fastest growing sectors of the economy. We also remain bullish on the energy sector as one of the best ways to play the strength in the global economy.

   One of our top performer has been Integrated Device Technology, Inc. This company continued its migration towards networking and specialty chip products. With ample capacity, rising margins, new products, modest valuation and an accelerating sales growth rate, the company is beginning to gain broader acceptance in the market and yield outsized returns for investors.

   On the flip side, telecommunications slowed your portfolio's performance. We attribute the weakness in our investments in this sector to overall equity market conditions. We remain confident that these investments will generate solid returns for the portfolio going forward.

   At the end of the first quarter, we identified the energy sector as a new area of focus for the portfolio. During the second quarter, your portfolio benefited significantly from positions in the oil drillers, R&B Falcon Corp., ENSCO International, Inc., Nabors Industries, Inc., and Cooper Cameron Corp. Looking forward, rising oil and natural gas demand combined with constrained supply continues to bode well for this sector and these investments remain at significant weightings in the portfolio.

   As we enter the second half of 2000, we expect that volatility will persist. However, we are cautiously optimistic that the strong operating results from a broad array of companies will rise stocks higher. As always, we will continue to rely on our bottom-up fundamental research to uncover companies with outstanding growth opportunities in all asset classes. It is our in-depth understanding of the fundamentals of these companies that allows us to be opportunistic in times of weakness and prudent when valuations are extended, and we feel this is the best way to navigate your portfolio through a volatile market.




Thomas J. Pence, CFA
Chief Investment Officer, Equity
Senior Vice President
Conseco Capital Management, Inc.




Gregory J. Hahn, CFA
Chief Investment Officer, Fixed Income
Senior Vice President
Conseco Capital Management, Inc.

CONSECO SERIES TRUST

BALANCED PORTFOLIO
Schedule of Investments

JUNE 30, 2000
(Unaudited)

================================================================================
  SHARES OR
  PRINCIPAL
   AMOUNT                                                               VALUE
--------------------------------------------------------------------------------

COMMON STOCKS (56.2%)

BUILDING MATERIALS, HARDWARE, GARDEN-RETAIL (0.5%)
     7,290 The Home Depot, Inc. .................................     $  364,048
                                                                      ----------
BUSINESS SERVICES (8.9%)
    10,480 America Online, Inc. (a) .............................        552,820
     2,020 Computer Sciences Corp. (a) ..........................        150,870
     7,650 First Data Corp. .....................................        379,631
     5,720 Microsoft Corp. (a) ..................................        457,600
     3,620 Oracle Corp. (a) .....................................        304,304
    13,220 Portal Software, Inc. (a) ............................        844,428
     2,580 Siebel Systems, Inc. (a) .............................        421,990
     5,140 Software.com, Inc. (a) ...............................        667,558
     2,050 VeriSign, Inc. (a) ...................................        359,902
     7,432 VERITAS Software Corp. (a) ...........................        785,934
     8,870 Vignette Corp. (a) ...................................        466,784
     6,270 Vitria Technology, Inc. (a) ..........................        354,255
                                                                      ----------
                                                                       5,746,076
                                                                      ----------
CHEMICALS AND ALLIED PRODUCTS (1.6%)
     3,280 ALZA Corp. (a) .......................................        193,930
     8,320 Biogen, Inc. (a) .....................................        536,640
     5,430 Pharmacia Corp. ......................................        280,663
                                                                      ----------
                                                                       1,011,233
                                                                      ----------
COMMUNICATIONS BY PHONE, TELEVISION, RADIO, CABLE (11.5%)
     6,640 AT & T Wireless Group (a) ............................        185,090
    11,150 ALLTEL Corp. .........................................        690,609
    10,840 Crown Castle International Corp. (a) .................        395,660
     6,380 Digex, Inc. (a) ......................................        433,444
    35,890 EchoStar Communications Corp. - Class A (a) ..........      1,188,282
     3,880 Level 3 Communications, Inc. (a) .....................        341,440
    30,350 McLeodUSA, Inc. - Class A (a) ........................        627,881
    16,700 Metromedia Fiber Network, Inc. - Class A (a) .........        662,789
    24,580 NEXTLINK Communications, Inc. (a) ....................        932,516
     6,510 Research in Motion, Ltd. (a) .........................        294,578
    10,709 VoiceStream Wireless Corp. (a) .......................      1,239,567
     9,520 WorldCom, Inc. (a) ...................................        436,730
                                                                      ----------
                                                                       7,428,586
                                                                      ----------

DEPOSITORY INSTITUTIONS (2.7%)
     8,620 The Bank of New York Co., Inc. .......................        400,830
     8,110 The Chase Manhattan Corp. ............................        373,563
     5,200 FleetBoston Financial Corp. ..........................        176,800
     6,300 PNC Financial Services Group, Inc. ...................        295,313
     1,810 State Street Corp. ...................................        191,973
    11,850 Washington Mutual, Inc. ..............................        342,169
                                                                      ----------

   The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST

BALANCED PORTFOLIO
Schedule of Investments

JUNE 30, 2000
(Unaudited)

================================================================================
  SHARES OR
  PRINCIPAL
   AMOUNT                                                               VALUE
--------------------------------------------------------------------------------

                                                                       1,780,648
                                                                      ----------

ELECTRIC, GAS, WATER, COGENERATION, SANITARY SERVICES (0.7%)
     8,500 El Paso Energy Corp. ...................................   $  432,973
                                                                      ----------

ELECTRICAL, OTHER ELECTRICAL EQUIPMENT, EXCEPT COMPUTERS (14.1%)
     9,220 Applied Micro Circuits Corp. (a) .......................      910,475
    12,890 Atmel Corp. (a) ........................................      475,319
     4,940 Copper Mountain Networks, Inc. (a) .....................      435,337
     1,590 E-TEK Dynamics, Inc. (a) ...............................      419,461
     4,100 Eaton Corp. ............................................      274,700
     9,530 Emerson Electric Co. ...................................      575,374
     2,700 Flextronics International, Ltd. (a) ....................      185,458
    27,200 Gemstar International Group, Ltd. (a) ..................    1,671,522
    21,300 Integrated Device Technology, Inc. (a) .................    1,275,337
     9,870 Jabil Circuit, Inc. (a) ................................      489,799
    18,570 Nortel Networks Corp. ..................................    1,267,402
     6,620 RF Micro Devices, Inc. (a) .............................      580,078
     6,350 Tellabs, Inc. (a) ......................................      434,581
     2,200 Vitesse Semiconductor Corp. (a) ........................      167,614
                                                                      ----------
                                                                       9,162,457
                                                                      ----------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY AND
  TRANSPORTATION EQUIPMENT (0.7%)
     9,250 Danaher Corp. ..........................................      457,301
                                                                      ----------
FOOD AND KINDRED PRODUCTS (0.3%)
     3,270 The Coca Cola Co. ......................................      187,822
                                                                      ----------
INDUSTRIAL, COMMERCIAL MACHINERY, COMPUTERS (5.9%)
     2,430 Applied Materials, Inc. (a) ............................      220,219
    11,910 Cisco Systems, Inc. (a) ................................      754,046
     8,860 Cooper Cameron Corp. (a) ...............................      584,760
     4,220 EMC Corp. (a) ..........................................      324,678
     8,170 Novellus Systems, Inc. (a) .............................      462,112
    19,605 Symbol Technologies, Inc. ..............................    1,091,763
     9,460 Weatherford International, Inc. (a) ....................      376,622
                                                                      ----------
                                                                       3,814,200
                                                                      ----------
INSURANCE CARRIERS (0.3%)
     3,080 Jefferson Pilot Corp. ..................................      173,829
                                                                      ----------
MEASURING INSTRUMENTS, PHOTO GOODS, WATCHES (0.8%)
     5,990 KLA Tencor Corp. (a) ...................................      350,786
     2,790 PE Corp.-PE Biosystems Group ...........................      183,791
                                                                      ----------
                                                                         534,577
                                                                      ----------

MOTION PICTURES (1.4%)
    38,050 AT & T Corp. - Liberty Media Group - Class A (a) .......      922,712
                                                                      ----------


   The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST

BALANCED PORTFOLIO
Schedule of Investments

JUNE 30, 2000
(Unaudited)

================================================================================
  SHARES OR
  PRINCIPAL
   AMOUNT                                                               VALUE
--------------------------------------------------------------------------------

NON-DEPOSITORY CREDIT INSTITUTIONS (0.9%)
     3,500 Fannie Mae ...........................................   $   183,094
     6,990 Federal Home Loan Mortgage Corp. .....................       283,095
     1,230 Providian Financial Corp. ............................       110,700
                                                                    -----------
                                                                        576,889
                                                                    -----------
OIL AND GAS EXTRACTION (3.9%)
     3,940 Enron Corp. ..........................................       254,130
    18,439 ENSCO International, Inc. ............................       660,337
    16,400 Nabors Industries, Inc. (a) ..........................       681,617
    21,980 R & B Falcon Corp. (a)
                                                                        517,893
     7,480 Transocean Sedco Forex, Inc. .........................       399,716
                                                                    -----------
                                                                      2,513,693
                                                                    -----------
PETROLEUM-REFINING AND RELATED INDUSTRIES (0.6%)
     4,720 Exxon Mobil Corp. ....................................       370,520
                                                                    -----------
REAL ESTATE OPERATORS, AGENTS, MANAGERS (0.4%)
     9,270 Starwood Hotels & Resorts Worldwide, Inc. ............       299,532
                                                                    -----------
SECURITY AND COMMODITY BROKERS (0.2%)
     3,980 Franklin Resources, Inc. .............................       120,892
                                                                    -----------
TRANSPORTATION EQUIPMENT (0.8%)
     5,600 General Motors Corp. - Class H (a)                           491,400
                                                                    -----------
           TOTAL COMMON STOCKS (COST $34,586,922) ...............    36,389,388
                                                                    -----------

PREFERRED STOCKS (4.8%)

INSURANCE CARRIERS (0.5%)
    12,000 Lincoln National Capital, 6.400%, TOPrS (b) ..........       294,000
                                                                    -----------
Measuring Instruments, Photo Goods, Watches (0.6%)
     6,267 River Holding Corp., Series B, 11.500%, PIK (b) ......       378,370
                                                                    -----------
NON-DEPOSITORY CREDIT INSTITUTIONS (1.5%)
     1,000 Centaur Funding Corp., 9.080%,
           (c) Cost - $1,069,950;
           Acquired - 01/14/1999 & 01/13/2000 ...................       995,000
                                                                    -----------
OIL AND GAS EXTRACTION (2.2%)
     1,267 R & B Falcon Corp. 13.875%, PIK (b) ..................     1,434,878
                                                                    -----------
           TOTAL PREFERRED STOCKS (COST $3,249,201) .............     3,102,248
                                                                    -----------

PREFERRED STOCKS - CONVERTIBLE (2.9%)

COMMUNICATIONS BY PHONE, TELEVISION, RADIO, CABLE (1.1%)
    28,000 Intermedia Communications, Inc., 7.000%,
           (c) Cost - $700,000; Acquired - 10/24/1997 ...........       724,500
                                                                    -----------
ELECTRIC, GAS, WATER, COGENERATION, SANITARY SERVICES (1.8%)
    14,000   The AES Trust 5.500%,
           (c) Cost - 700,000; Acquired - 10/24/1997 ............     1,137,500
                                                                    -----------
           TOTAL PREFERRED STOCKS - CONVERTIBLE (COST $1,400,000)     1,862,000
                                                                    -----------


   The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST

BALANCED PORTFOLIO
Schedule of Investments

JUNE 30, 2000
(Unaudited)

================================================================================
  SHARES OR
  PRINCIPAL
   AMOUNT                                                               VALUE
--------------------------------------------------------------------------------

WARRANTS (0.0%)

AMUSEMENT AND RECREATION SERVICES (0.0%)
       250 Park `N View, Inc. .....................................   $        0
                                                                      ----------
MISCELLANEOUS MANUFACTURING (0.0%)
       400 V2 Music Holdings ......................................            0
                                                                      ----------
           TOTAL WARRANTS (COST $42,500) ..........................            0
                                                                      ----------

CORPORATE BONDS (24.6%)

AMUSEMENT AND RECREATION SERVICES (0.5%)
   250,000 Mirage Resorts, Inc., 6.625%, due 02/01/2005 ...........      231,562
   250,000 Park `N View, Inc., Series B, 13.000%, due 05/15/2008 ..      101,250
                                                                      ----------
                                                                         332,812
                                                                      ----------
AUTO REPAIR AND PARKING (0.4%)
   100,000 Amerco -MTN, 8.800%, due 02/04/2005 ....................       95,750
   200,000 Amerco -MTN, 7.470%, due 01/15/2027 ....................      173,500
                                                                      ----------
                                                                         269,250
                                                                     ----------
CHEMICALS AND ALLIED PRODUCTS (1.6%)
   500,000 Agrium, Inc., 7.700%, due 02/01/2017 ...................      433,125
   625,000 Lyondell Chemical Co., Series A, 9.625%,
           due 05/01/2007 .........................................      617,188
                                                                      ----------
                                                                       1,050,313
                                                                      ----------
COMMUNICATIONS BY PHONE, TELEVISION, RADIO, CABLE (1.7%)
   550,000 360Networks, Inc., 13.000%, due 05/01/2008,
           (c) Cost - $536,906; Acquired - 04/20/2000 .............      552,750
    25,000 Bellsouth Capital Funding Corp., 7.875%,
           due 02/15/2030 .........................................       24,937
   525,000 Crown Castle International Corp., 10.750%,
           due 08/01/2011 .........................................      534,844
                                                                      ----------
                                                                       1,112,531
                                                                      ----------
DEPOSITORY INSTITUTIONS (2.5%)
   400,000 Centura Bank, 6.500%, due 03/15/2009 ...................      363,000
   200,000 Key Bank, National Association, 6.500%,
           due 04/15/2008 .........................................      183,750
   300,000 Sovereign Bancorp, Inc., 10.250%, due 05/15/2004 .......      297,750
   875,000 Union Planters Bank, National Association, 6.500%,
           due 03/15/2008 .........................................      767,812
                                                                      ----------
                                                                       1,612,312
                                                                      ----------
ELECTRIC, GAS, WATER, COGENERATION, SANITARY SERVICES (5.3%)
   500,000 Coastal Corp., 7.750%, due 06/15/2010 ..................      497,500
   600,000 El Paso Natural Gas, 7.500%, due 11/15/2026 ............      557,250
   300,000 MCN Investment Corp., 6.350%, due 04/02/2002 ...........      292,875
   650,000 NRG Northeast Generating LLC, 8.065%, due 12/15/2004,
           (c) Cost - $650,000;  Acquired - 02/15/2000 ............      653,250
   500,000 PSEG Energy Holdings, 9.125%, due 02/10/2004,
           (c) Cost - $499,248; Acquired - 02/03/2000 .............      506,250
   300,000 Tennessee Gas Pipeline, 7.000%, due 10/15/2028 .........      262,875
   700,000 Waste Management, Inc., 6.625%, due 07/15/2002 .........      667,626
                                                                      ----------
                                                                       3,437,626
                                                                      ----------

   The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST

BALANCED PORTFOLIO
Schedule of Investments

JUNE 30, 2000
(Unaudited)

================================================================================
  SHARES OR
  PRINCIPAL
   AMOUNT                                                               VALUE
--------------------------------------------------------------------------------

GENERAL MERCHANDISE STORES (0.4%)
   300,000 Shopko Stores, Inc., 6.500%, due 08/15/2003............  $   287,250
                                                                    -----------
INSURANCE CARRIERS (1.0%)
   100,000 Delphi Financial Group, Inc., 8.000%, due 10/01/2003 ..       97,250
   600,000 MMI Capital Trust I, Series B, 7.625%, due 12/15/2027 .      518,250
                                                                    -----------
                                                                        615,500
                                                                    -----------
MEASURING INSTRUMENTS, PHOTO GOODS, WATCHES (1.8%)
   600,000 Raytheon Co., 6.500%, due 07/15/2005 ..................      569,250
   550,000 Raytheon Co., 8.300%, due 03/01/2010,
           (c) Cost - $562,295; Acquired - 03/02/2000 ............      561,688
                                                                    -----------
                                                                      1,130,938
                                                                    -----------
MISCELLANEOUS MANUFACTURING (0.2%)
   400,000 V2 Music Holdings, STEP (b) 0.000%/14.000%,
           due 04/15/2008, (c) Cost - $270,081;
           Acquired - 11/09/1998 .................................      110,500
                                                                    -----------
MOTION PICTURES (2.0%)
   900,000 Liberty Media Corp., 8.250%, due 02/01/2030,
           (c) Cost - $893,024; Acquired - 06/08/2000 ............      829,125
   450,000 Time Warner, Inc., 8.180%, due 08/15/2007 .............      460,687
                                                                    -----------
                                                                      1,289,812
                                                                    -----------
OIL AND GAS EXTRACTION (0.4%)
   290,000 Occidental Petroleum Corp., 6.750%, due 11/15/2002 ....      285,650
                                                                    -----------
PETROLEUM-REFINING AND RELATED INDUSTRIES (1.1%)
   600,000 Pennzoil Co., 10.125%, due 11/15/2009 .................      683,250
                                                                    -----------
PIPE LINE, EXCEPT NATURAL GAS (0.6%)
   400,000 Osprey Trust/Osprey I, 8.310%, due 01/15/2003,
           (c) Cost - $400,000; Acquired - 09/16/1999 ............      401,500
                                                                    -----------
REAL ESTATE INVESTMENT TRUSTS (REITS) (1.3%)
   150,000 CarrAmerica Realty Corp., 6.625%, due 03/01/2005 ......      139,312
   500,000 Colonial Realty, L.P., 7.500%, due 07/15/2001 .........      495,625
   200,000 Corporate Property Investors, Inc., 9.000%,
           due 03/15/2002, (c) Cost - $208,871;
           Acquired - 03/17/1998 .................................      201,750
                                                                    -----------
                                                                        836,687
                                                                    -----------
REAL ESTATE OPERATORS, AGENTS, MANAGERS (1.1%)
   600,000 Pinnacle Holdings, Inc., STEP (b) 0.000%/10.000%,
           due 03/15/2008 ........................................      417,000
   300,000 Regency Centers, L.P., 7.400%, due 04/01/2004 .........      288,000
                                                                    -----------
                                                                        705,000
                                                                    -----------
STONE, CLAY, GLASS, CONCRETE (0.3%)
   200,000 USG Corp., 9.250%, due 09/15/2001 .....................      203,500
                                                                    -----------
TOBACCO PRODUCTS (0.6%)
   400,000 R.J. Reynolds Tobacco Holdings, Inc., 7.375%,
           due 05/15/2003 ........................................      373,000
                                                                    -----------
TRANSPORTATION EQUIPMENT (1.8%)
   550,000 Lockheed Martin Corp., 8.200%, due 12/01/2009 .........      556,188
   600,000 Northrop-Grumman Corp., 9.375%, due 10/15/2024 ........      611,250
                                                                    -----------
                                                                      1,167,438
                                                                    -----------
           TOTAL CORPORATE BONDS (COST $16,425,767) ..............   15,904,869
                                                                    -----------


   The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST

BALANCED PORTFOLIO
Schedule of Investments

JUNE 30, 2000
(Unaudited)

================================================================================
  SHARES OR
  PRINCIPAL
   AMOUNT                                                               VALUE
--------------------------------------------------------------------------------

MUNICIPAL BONDS (2.0%)
   250,000 Capital Projects Finance Authority, Florida Revenue,
           8.000%, due 12/01/2001 ..............................   $    246,562
   450,000 Mississippi Development Bank, Special Obligation,
           Series 1998, 8.500%, due 12/01/2018 .................        384,750
   650,000 United Mexican States, 9.875%, due 02/01/2010 .......        674,375
                                                                   ------------
           TOTAL MUNICIPAL BONDS (COST $1,391,919) .............      1,305,687
                                                                   ------------

ASSET BACKED SECURITIES (0.6%)
   150,000 COMED Transitional Funding Trust, 98-1 A7, 5.740%,
           due 12/25/2010 ......................................        134,575
   276,821 First Union National Bank Commercial Mortgage,
           99-C4 A1, 7.184%, due 09/15/2008 ....................        275,288
                                                                   ------------
           TOTAL ASSET BACKED SECURITIES (COST $427,678) .......        409,863
                                                                   ------------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS (4.3%)
 1,725,000 U.S. Treasury Bond, 6.125%, due 08/15/2029 ..........      1,744,841
   400,000 U.S. Treasury Note, 6.625%, due 05/15/2007 ..........        408,375
   615,000 U.S. Treasury Note, 6.750%, due 05/15/2005 ..........        629,607
                                                                   ------------
           TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
           (COST $2,761,902) ...................................      2,782,823
                                                                   ------------

COMMERCIAL PAPER (5.6%)

OIL AND GAS EXTRACTION (2.8%)
 1,800,000 Koch Industries, Inc., 6.890%, due 07/03/2000 .......      1,799,311
                                                                   ------------

SECURITY & COMMODITY BROKERS (2.8%)
 1,800,000 Morgan Stanley Group, Inc., 6.850%, due 07/03/2000 ..      1,799,315
                                                                   ------------
           TOTAL COMMERCIAL PAPER (COST $3,598,626) ............      3,598,626
                                                                   ------------

SHORT-TERM INVESTMENTS (5.7%)
 3,718,000 AIM Liquid Asset Portfolio ..........................      3,718,000
                                                                   ------------
           TOTAL SHORT-TERM INVESTMENTS (COST $3,718,000) ......      3,718,000
                                                                   ------------
           TOTAL INVESTMENTS (COST $67,602,515) (106.7%) .......     69,073,504
                                                                   ------------
           CASH, RECEIVABLES AND OTHER ASSETS,
             NET OF LIABILITIES (-6.7% ) .......................     (4,325,637)
                                                                   ------------
           NET ASSETS (100.0%) .................................   $ 64,747,867
                                                                   ------------



----------------------------------------------------------------
(a) Non-income producing security.
(b) PIK - Payment in Kind.
    STEP - Bonds where the coupon steps up a predetermined rate.
    TOPrS - Trust Originated Preferred Securities.
(c) Restricted under Rule 144A of the Securities Act of 1933.



   The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST

HIGH YIELD PORTFOLIO

================================================================================
PORTFOLIO MANAGERS' REVIEW

   The High Yield Portfolio, one of the two newer Conseco Series Trust portfolios, commenced operations on June 13, 2000. At Conseco Capital Management, Inc. (CCM), we follow a research-driven discipline of investing in securities which we believe are undervalued in order to add incremental return to our portfolios. Our investment approach focuses on proprietary fundamental research, which includes the analysis of each individual company's earnings, capital structure, cost of capital, and competitive position. We strive to achieve returns superior to a portfolio's benchmark by investing in securities we feel are undervalued and selling those securities once they achieve full value.

   We concentrate on our investment process and portfolio structure to offer incremental return over the benchmark without incurring a significantly higher level of risk. While emphasizing security selection, our style is not one of anticipating changes in interest rate.

   As the Portfolio commenced operations this quarter, CCM saw the high yield market again underperform the other major fixed income asset classes. Adding to the general weakness of the high yield market, the technicals of the high yield market continued to suffer in the second quarter as money continued to flow out of high yield mutual funds. New issuance during this quarter was also down, as only $10.7 billion of new securities entered the marketplace equaling almost half the first quarter 2000 total new issuance. With this pace, the first half of the year is on track to be the lowest level of new issuance of high yield securities since 1995. Defaults in the high yield market have also increased running at an annualized rate of just north of 5%. The gaming, lodging and energy sectors were some of the better performing groups in the quarter with entertainment/film and bus transportation being the largest under-performing sectors.

   Looking  forward  to the rest of the year,  we  believe  that the high  yield market is poised to stabilize and improve from the dismal performance experienced in the first half of the year. Fund flows appear to be improving and the recent increase in new issuance is being absorbed fairly well. Higher credit quality profiles will also be preferred. Our belief that returns will be better in the second half is predicated on the historically high premium to Treasury bonds currently available in the high yield market and a generally constructive view of the economic landscape. As we structure the portfolio in the second half of 2000, the market will likely be characterized by continued volatility. As always, we remain committed to our belief that fundamental credit analysis is the best response to uncertain markets.


Robert L. Cook, CFA
Vice President
Conseco Capital Management, Inc.


Eric D. Todd, CFA
Vice President
Conseco Capital Management, Inc.

CONSECO SERIES TRUST

HIGH YIELD PORTFOLIO
Schedule of Investments

JUNE 30, 2000
(Unaudited)

================================================================================
  SHARES OR
  PRINCIPAL
   AMOUNT                                                               VALUE
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS (80.7%)
    38,000 AIM Liquid Asset Portfolio ............................... $  38,000
                                                                      ---------
           TOTAL SHORT-TERM INVESTMENTS (COST $38,000) ..............    38,000
                                                                      ---------

           TOTAL INVESTMENTS (COST $38,000) (80.7%) .................    38,000
                                                                      ---------
           CASH, RECEIVABLES AND OTHER ASSETS,
             NET OF LIABILITIES (19.3%)..............................     9,060
                                                                      ---------
           NET ASSETS (100.0%) ...................................... $  47,060
                                                                      ---------


   The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST

FIXED INCOME PORTFOLIO

================================================================================
PORTFOLIO MANAGERS' REVIEW

   During the first half of 2000, the bond markets experienced volatility not seen since the global liquidity crisis of August 1998; however, for different reasons. The Fed continued to pull liquidity out of the system and forced interest rates 175 basis points higher in an effort to slow the economy and head-off a spurt in inflation. The U.S. Treasury curve is inverted with short maturities yielding more than the 30 year bond. Spreads across many sectors widened to levels in excess of those seen during the fall of 1998. Event risk, which is the risk that an issuer becomes impaired or downgraded due to an acquisition, merger, stock buy-back or other change to its balance sheet, has become a concern to bondholders again. Heightened volatility in the equity markets has also aggravated the widening witnessed in fixed income assets, including corporate bonds, mortgage-backed securities and asset-backed securities.

   Toward the end of the second quarter 2000, the fixed income market reached a critical inflection point in regard to investor sentiment towards both Treasury securities and spread product. Economic data, both in the manufacturing and consumer sectors, showed a definitive moderation in activity. May and June new housing starts were down almost 7.0% from the fourth quarter of 1999 and the unemployment rate has risen back above 4.0%. As the market surmised that the Fed would move to the sideline, spread assets rallied sharply, leaving a constructive landscape for the second half of the year. Volatility in the equity market subsided, lending further support to fixed income assets, including corporate bonds, mortgage-backed securities and asset-backed securities.

   While our investment philosophy is deeply rooted in proprietary, fundamental research, the portfolio structure is critical to providing the highest level of income in this environment without incurring significant risk. It is our desire to maintain the same interest rate sensitivity as the general market.

   We plan to maintain our defensive approach in our credit selection process through the third quarter. We also expect that spread volatility will continue as new issuance increases. High event risk and an unforgiving credit market still exist, but the fixed income sector outlook is improving. If the market becomes convinced that the Fed will remain on the sidelines we could see spreads, the risk premium over U.S. Treasury securities, rally from current levels.

   We will continue to underweight the consumer and commercial finance sector. We expect industry participants to experience continued deterioration in loan quality and interest [rate] margin compression. We also see heightened risks in several other industry groups and remain underweighted in retail, auto parts, conglomerates and paper/forest.

   We are taking advantage of current generous credit spreads in AAA rated mortgage-backed and short-lived asset-backed securities to diversify risk. These securities should outperform [U.S. Treasuries] if intermediate interest rates remain relatively stable.

   During the rest of the year we expect the Treasury curve to continue to invert. The short end will remain relatively unchanged, but long maturity yields will trend lower as inflation fears subside and outstanding Treasury debt supply dwindles from reduced auction sizes and announced buybacks. Barring unforeseen event risk, the second half should be favorable for fixed income security performance.




Gregory J. Hahn, CFA
Chief Investment Officer, Fixed Income
Senior Vice President
Conseco Capital Management, Inc.




Todd Thompson, CFA
Second Vice President
Conseco Capital Management, Inc.

CONSECO SERIES TRUST

FIXED INCOME PORTFOLIO
Schedule of Investments

JUNE 30, 2000
(Unaudited)

================================================================================
  SHARES OR
  PRINCIPAL
   AMOUNT                                                               VALUE
--------------------------------------------------------------------------------

CORPORATE BONDS (62.0%)

AIR TRANSPORTATION (0.5%)
   146,707 Delta Airlines, 1992 ETC-C, 8.540%, due 01/02/2007..... $     149,091
                                                                   -------------
AMUSEMENT AND RECREATION SERVICES (0.3%)
   100,000 Mirage Resorts, Inc., 6.625%, due 02/01/2005 ..........        92,625
                                                                   -------------
AUTO REPAIR AND PARKING (1.8%)
   250,000 Amerco -MTN, 8.800%, due 02/04/2005 ...................       239,375
   100,000 Amerco -MTN, 6.710%, due 10/15/2008 ...................        99,250
   300,000 Amerco -MTN, 7.470%, due 01/15/2027 ...................       260,250
                                                                   -------------
                                                                         598,875
                                                                   -------------
BUSINESS SERVICES (1.8%)
   600,000 Exodus Communications, Inc., 11.625%,
           due 07/15/2010, (b) Cost - $600,000;
           Acquired - 06/28/2000 .................................       604,500
                                                                   -------------
CHEMICALS AND ALLIED PRODUCTS (2.3%)
   300,000 Agrium, Inc., 7.700%, due 02/01/2017 ..................       259,875
   300,000 Lyondell Chemical Co., Series A, 9.625%, due 05/01/2007       296,250
   200,000 Smith International, Inc., 7.000%, due 09/15/2007 .....       191,500
                                                                   -------------
                                                                         747,625
                                                                   -------------

COMMUNICATIONS BY PHONE, TELEVISION, RADIO, CABLE (7.2%)
   250,000 360Networks, Inc., 13.000%, due 05/01/2008,
           (b) Cost - $244,048; Acquired - 04/20/2000 ............       251,250
   200,000 Charter Communications Holdings LLC, 8.250%,
           due 04/01/2007 ........................................       177,500
   225,000 Charter Communications Holdings LLC, STEP
           (a) 0.000%/11.750%, due 01/15/2010 ....................       129,094
   125,000 Continental Cablevision, Inc., 9.500%, due 08/01/2013 .       135,469
   200,000 Continental Cablevision, Inc., 8.300%, due 05/15/2006 .       207,000
   225,000 Crown Castle International Corp., 10.750%,
           due 08/01/2011 ........................................       229,219
   300,000 CSC Holdings, Inc., 9.875%, due 02/15/2013 ............       309,000
   200,000 Deutsche Telekom International Finance, 8.250%,
           due 06/15/2030 ........................................       203,750
   250,000 Telecommunications, Inc., 10.125%, due 04/15/2022 .....       305,313
   400,000 WorldCom, Inc., 8.000%, due 05/15/2006 ................       405,000
                                                                   -------------
                                                                       2,352,595
                                                                   -------------
DEPOSITORY INSTITUTIONS (4.3%)
   750,000 St. Paul Bancorp, Inc., 7.125%, due 02/15/2004 ........       726,563
   250,000 Sovereign Bancorp, Inc., 10.250%, due 05/15/2004 ......       248,125
   500,000 Union Planters Bank, National Association, 6.500%,
           due 03/15/2008 ........................................       438,750
                                                                   -------------
                                                                       1,413,438
                                                                   -------------
ELECTRIC, GAS, WATER, COGENERATION, SANITARY SERVICES (11.7%)
   600,000 AES Eastern Energy, 9.000%, due 01/02/2017,
           (b) Cost - $582,178; Acquired - 03/27/2000 ............       584,112
   500,000 Coastal Corp., 6.700%, due 02/15/2027 .................       471,250
   300,000 Coastal Corp., 7.750%, due 06/15/2010 .................       298,500
   300,000 Commonwealth Edison Co., 8.375%, due 02/15/2023 .......       295,875
   450,000 El Paso Energy Corp., Series B, 6.750%,
           due 05/15/2009 ........................................       420,188


   The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST

FIXED INCOME PORTFOLIO
Schedule of Investments

JUNE 30, 2000
(Unaudited)

================================================================================
  SHARES OR
  PRINCIPAL
   AMOUNT                                                               VALUE
--------------------------------------------------------------------------------

   300,000 El Paso Natural Gas, 7.500%, due 11/15/2026 ............   $  278,625
   250,000 Kinder Morgan Energy Partners, L.P., 8.000%,
           due 03/15/2005 .........................................      251,250
   150,000 MCN Investment Corp., 6.350%, due 04/02/2002 ...........      146,438
   100,000 NRG Northeast Generating LLC, 8.065%, due 12/15/2004,
           (b) Cost - $100,000; Acquired - 02/15/2000 .............      100,500
   450,000 PSEG Energy Holdings, 9.125%, due 02/10/2004,
           (b) Cost - $449,323; Acquired - 02/03/2000 .............      455,625
   175,000 Tennessee Gas Pipeline, 7.000%, due 10/15/2028 .........      153,344
   400,000 Waste Management, Inc., 6.625%, due 07/15/2002 .........      381,500
                                                                      ----------
                                                                       3,837,207
                                                                      ----------

FOOD AND KINDRED PRODUCTS (1.5%)
   500,000 PanAmerican Beverage, Inc., 8.125%, due 04/01/2003 .....      477,500
                                                                      ----------

GENERAL MERCHANDISE STORES (1.0%)
   350,000 Shopko Stores, Inc., 6.500%, due 08/15/2003 ............      335,125
                                                                      ----------

HOTELS, OTHER LODGING PLACES (0.6%)
   200,000 Marriott International, Inc., 6.625%, due 11/15/2003 ...      192,500
                                                                      ----------

INSURANCE CARRIERS (2.5%)
   150,000 Delphi Financial Group, Inc., 8.000%, due 10/01/2003 ...      145,875
   500,000 Farmers Insurance Exchange Capital, 7.050%,
           due 07/15/2028, (b) Cost - $404,759;
           Acquired - 06/07/2000 ..................................      401,875
   300,000 MMI Capital Trust I, Series B, 7.625%, due 12/15/2027 ..      259,125
                                                                      ----------
                                                                         806,875
                                                                      ----------

LUMBER AND WOOD PRODUCTS, EXCEPT FURNITURE (0.9%)
   300,000 West Fraser Mill, 7.250%, due 09/15/2002,
           (b) Cost - $297,753; Acquired - 09/26/1995 .............      296,250
                                                                      ----------

MEASURING INSTRUMENTS, PHOTO GOODS, WATCHES (1.6%)
   250,000 Raytheon Co., 8.200%, due 03/01/2006,
           (b) Cost - $251,278; Acquired - 03/16/2000 .............      254,062
   275,000 Raytheon Co., 8.300%, due 03/01/2010,
           (b) Cost - $274,633; Acquired - 03/02/2000 .............      280,844
                                                                      ----------
                                                                         534,906
                                                                      ----------

MOTION PICTURES (2.7%)
   500,000 Liberty Media Corp., 8.250%, due 02/01/2030,
           (b) Cost - $498,155; Acquired - 06/08/2000 .............      460,625
   200,000 Time Warner, Inc., 8.180%, due 08/15/2007 ..............      204,750
   225,000 Time Warner, Inc., 7.570%, due 02/01/2024 ..............      213,187
                                                                      ----------
                                                                         878,562
                                                                      ----------

NON-DEPOSITORY CREDIT INSTITUTIONS (1.4%)
   250,000 DSPL Finance Co., 9.120%, due 12/30/2010,
           (b) Cost - $250,000; Acquired - 08/15/1996 .............       87,500
   300,000 FMR Corp., 7.570%, due 06/15/2029,
           (b) Cost - $297,468; Acquired - 06/17/1999 .............      285,000
   100,000 General Motors Acceptance Corp., 7.750%,
           due 01/19/2010 .........................................       99,500
                                                                      ----------
                                                                         472,000
                                                                      ----------

OIL AND GAS EXTRACTION (5.2%)
   300,000 Noble Drilling Corp., 7.500%, due 03/15/2019 ...........      284,625
   200,000 Occidental Petroleum Corp., 6.400%, due 04/01/2003 .....      191,750
   200,000 Occidental Petroleum Corp., 6.750%, due 11/15/2002 .....      197,000
   250,000 Pride Petroleum Services, Inc., 9.375%,
           due 05/01/2007 .........................................      250,625
   800,000 Yosemite Securities Trust I, 8.250%,
           due 11/15/2004, (b) Cost - $799,784;
           Acquired - 11/04/1999 ..................................      797,000
                                                                      ----------
                                                                       1,721,000
                                                                      ----------


   The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST

FIXED INCOME PORTFOLIO
Schedule of Investments

JUNE 30, 2000
(Unaudited)

================================================================================
  SHARES OR
  PRINCIPAL
   AMOUNT                                                               VALUE
--------------------------------------------------------------------------------

PAPER AND ALLIED PRODUCTS (0.8%)
   250,000 Potlatch Corp., 6.250%, 03/15/2002 ....................   $   244,687
                                                                     -----------

PETROLEUM-REFINING AND RELATED INDUSTRIES (3.5%)
    50,000 Pennzoil Co., 10.125%, due 11/15/2009 .................        56,937
   150,000 Pennzoil Co., 10.250%, due 11/01/2005 .................       164,250
   600,000 Phillips Petroleum Co., 8.750%, due 05/25/2010 ........       636,000
   300,000 Valero Energy Corp., 8.375%, due 06/15/2005 ...........       304,875
                                                                     -----------
                                                                       1,162,062
                                                                     -----------

PIPE LINES, EXCEPT NATURAL GAS (1.2%)
   200,000 Osprey Trust/Osprey I, 8.310%, due 01/15/2003,
           (b) Cost - $200,000; Acquired - 09/16/1999 ............       200,750
   175,000 Pemex Finance, Ltd., 9.030%, due 02/15/2011,
           (b) Cost - $175,000; Acquired - 02/03/2000 ............       180,561
                                                                     -----------
                                                                         381,311
                                                                     -----------

PRINTING, PUBLISHING AND ALLIED PRODUCTS (1.1%)
   400,000 Belo (AH) Corp., 7.125%, due 06/01/2007 ...............       371,500
                                                                     -----------

RAILROAD TRANSPORTATION (0.8%)
   300,000 Union Pacific Corp, 6.625%, due 02/01/2029 ............       248,625
                                                                     -----------

REAL ESTATE INVESTMENT TRUSTS (REITS) (3.2%)
   100,000 CarrAmerica Realty Corp., 6.625%, due 03/01/2005 ......        92,875
   250,000 Colonial Realty, L.P., 7.500%, due 07/15/2001 .........       247,812
   200,000 Corporate Property Investors, Inc., 9.000%,
           due 03/15/2002, (b) Cost - $208,871;
           Acquired - 03/17/1998 .................................       201,750
   500,000 ERP Operating, L.P., 6.150%, due 09/15/2000 ...........       498,445
                                                                     -----------
                                                                       1,040,882
                                                                     -----------

REAL ESTATE OPERATORS, AGENTS, MANAGERS (0.5%)
   250,000 Pinnacle Holdings, Inc., STEP
           (a) 0.000%/10.000%, due 03/15/2008 ....................       173,750
                                                                     -----------

TOBACCO PRODUCTS (0.7%)
   250,000 R.J. Reynolds Tobacco Holdings, Inc., 7.375%,
           due 05/15/2003 ........................................       233,125
                                                                     -----------

TRANSPORTATION EQUIPMENT (2.9%)
   275,000 Lockheed Martin Corp., 8.500%, due 12/01/2029 .........       280,844
   300,000 Lockheed Martin Corp., 8.200%, due 12/01/2009 .........       303,375
   375,000 Northrop-Grumman Corp., 9.375%, due 10/15/2024 ........       382,031
                                                                     -----------
                                                                         966,250
                                                                     -----------
           TOTAL CORPORATE BONDS (COST $20,724,517) ..............    20,332,866
                                                                     -----------

MUNICIPAL BONDS (5.7%)
   200,000 Azusa Pacific University California, Revenue, 7.250%,
           due 04/01/2009 ........................................       193,000
    82,000 Fort Worth Texas, Higher Education, Finance Corp.,
           Revenue, 7.500%, due 10/01/2006 .......................        81,077
   505,000 North Carolina Eastern Municipal Power Agency Revenue,
           7.050%, due 01/01/2007 ................................       482,906
   145,000 Reeves County Texas Certificates of Participation,
           6.700%, due 03/31/2005 ................................       140,469
   300,000 Reeves County Texas Certificates of Participation,
           7.250%, due 06/01/2011 ................................       282,750
   350,000 Republic of South Africa, 9.1250%, due 05/19/2009 .....       343,875
   350,000 United Mexican States, 9.875%, due 02/01/2010 .........       363,125
                                                                     -----------
           TOTAL MUNICIPAL BONDS (COST $1,954,270) ...............     1,887,202
                                                                     -----------

   The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST

FIXED INCOME PORTFOLIO
Schedule of Investments

JUNE 30, 2000
(Unaudited)

================================================================================
  SHARES OR
  PRINCIPAL
   AMOUNT                                                               VALUE
--------------------------------------------------------------------------------

ASSET BACKED SECURITIES (6.9%)
   180,809 Bear Stearns Commercial Mortgage Securites, Inc.,
           99-C1 A1, 5.910%, due 05/14/2008 ........................  $  171,298
   100,000 COMED Transitional Funding Trust, 98-1 A7, 5.740%,
           due 12/25/2010 ..........................................      89,717
   500,000 Contimortgage Home Equity Loan Trust, 98-2 A7,
           6.570%, due 3/15/2003 ...................................     468,090
    46,455 First Union-Chase Commercial Mortgage, 99-C2 A1,
           6.363%, due 06/15/2008 ..................................      44,742
   200,000 First Union-Lehman Brothers Commercial Mortgage,
           97-C2 A2, 6.600%, due 05/18/2007 ........................     193,356
   363,839 GMAC Commercial Mortgage Securities, Inc.,
           99-C1 A1, 5.830%, due 05/15/2033 ........................     343,101
   325,000 Green Tree Home Equity Loan Trust, 99-D A2,
           7.050%, due 09/15/2030, (c) Cost--$324,960;
           Acquired--08/13/1999 ....................................     323,284
   200,000 Green Tree Financial Corp., 94-4 A5, 8.300%,
           due 07/15/2019, (c) Cost--$197,813; Acquired--09/01/1994      200,266
    28,307 Green Tree Recreational Equipment & Consumer Trust,
           96-A A1, 5.550%, due 02/15/2018, (c) Cost--$28,281;
           Acquired--01/19/1996 ....................................      27,399
   160,798 Green Tree Recreational Equipment & Consumer Trust,
           97-C B, 6.750%, due 02/15/2018, (c) Cost--$160,761;
           Acquired--09/08/1997 ....................................     154,751
   270,315 Nationslink Funding Corp., 98-2 A1, 6.001%,
           due 11/20/2007 ..........................................     257,157
                                                                      ----------
           TOTAL ASSET BACKED SECURITIES (COST $2,376,099) .........   2,273,161
                                                                      ----------

COLLATERALIZED MORTGAGE OBLIGATIONS (1.6%)
   118,718 Iroquois Trust, 97-1 A, 7.000%, due 12/15/2006 ..........     118,068
   282,551 Paine Webber Mortgage Acceptance, 99-4 2B1, 6.316%,
           due 01/28/2009 ..........................................     270,113
   129,317 Rural Housing Trust, 87-1 3B, 7.330%, due 04/01/2026 ....     128,779
                                                                      ----------
           TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $518,233)     516,960
                                                                      ----------


U.S. GOVERNMENT AND AGENCY OBLIGATIONS (12.1%)
   129,237 Federal Home Loan Mortgage Corp., # G00479, 9.000%,
           due 04/01/2025 ..........................................     133,195
   362,346 Federal Home Loan Mortgage Corp., # G00943, 6.000%,
           due 07/01/2028 ..........................................     332,225
   415,538 Federal Home Loan Mortgage Corp., # C00712, 6.500%,
           due 02/01/2029 ..........................................     392,554
   823,446 Federal Home Loan Mortgage Corp., # C28063, 6.500%,
           due 07/01/2029 ..........................................     777,899
   840,182 Federal Home Loan Mortgage Corp., # C32933, 7.500%,
           due 11/01/2029 ..........................................     829,680
    20,969 Federal National Mortgage Assn., # 062289, 6.710%,
           due 03/01/2028 ..........................................      20,929
   103,036 Federal National Mortgage Assn., # 183567, 7.500%,
           due 11/01/2022 ..........................................     101,587
   297,295 Federal National Mortgage Assn., # 253266, 8.000%,
           due 04/01/2030 ..........................................     298,689
   119,835 Federal National Mortgage Assn., # 286122, 7.000%,
           due 06/01/2024 ..........................................     115,716
   102,202 Federal National Mortgage Assn., # 349410, 7.000%,
           due 08/01/2026 ..........................................      98,689
    32,899 Government National Mortgage Assn., # 354859, 9.000%,
           due 07/15/2024 ..........................................      34,009
     1,298 Government National Mortgage Assn., # 051699, 15.000%,
           due 07/15/2011 ..........................................       1,521
     1,580 Government National Mortgage Assn., # 056522, 14.000%,
           due 08/15/2012 ..........................................       1,840
   450,000 U.S. Treasury Bond, 6.500%, due 02/15/2010 ..............     464,896
   375,000 U.S. Treasury Note, 6.750%, due 05/15/2005 ..............     383,906
                                                                      ----------
           TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
           (COST $4,063,866) .......................................   3,987,335
                                                                      ----------

   The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST

FIXED INCOME PORTFOLIO
Schedule of Investments

JUNE 30, 2000
(Unaudited)

================================================================================
  SHARES OR
  PRINCIPAL
   AMOUNT                                                               VALUE
--------------------------------------------------------------------------------

PREFERRED STOCKS (4.6%)

INSURANCE CARRIERS (1.2%)
    16,000 Lincoln National Capital, 6.400%, TOPrS (b) ..........    $   392,000
                                                                     -----------

MEASURING INSTRUMENTS, PHOTO GOODS, WATCHES (0.3%)
     1,880 River Holding Corp., Series B, 11.500%, PIK (b) ......        113,505
                                                                     -----------

NON-DEPOSITORY CREDIT INSTITUTIONS (1.1%)
       350 Centaur Funding Corp., 9.080%, (c) Cost - $358,256;
       Acquired - 12/09/1998 & 01/04/1999 .......................        348,250
                                                                     -----------

OIL AND GAS EXTRACTION (2.0%)
       569 R & B Falcon Corp. 13.875%, PIK (b) ..................        644,393
                                                                     -----------
           TOTAL PREFERRED STOCKS (COST $1,528,256) .............      1,498,148
                                                                     -----------

SHORT-TERM INVESTMENTS (4.4%)
 1,433,000 AIM Liquid Asset Portfolio ...........................      1,433,000
                                                                     -----------
            TOTAL SHORT-TERM INVESTMENTS (COST $1,433,000) ......      1,433,000
                                                                     -----------
            TOTAL INVESTMENTS (COST $32,598,241) (97.3%) ........     31,928,672
                                                                     -----------
            CASH, RECEIVABLES AND OTHER ASSETS,
            NET OF LIABILITIES (2.7%) ...........................        883,979
                                                                     -----------
            NET ASSETS (100.0%) .................................    $32,812,651
                                                                     -----------

-----------------------------------------------------------------
(a) PIK--Payment in Kind.
    STEP--Bonds where the coupon steps up a predetermined rate.
    TOPrS--Trust Originated Preferred Securities.
(b) Restricted under Rule 144A of the Securities Act of 1933.
(c) Conseco Finance Corp. (formerly Green Tree Financial Corp.), a wholly owned subsidiary of Conseco, Inc. effective June 30, 1998, is the seller to and servicer for the Trust issuing the Certificates.


   The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST

GOVERNMENT SECURITIES PORTFOLIO

================================================================================
PORTFOLIO MANAGER'S REVIEW

   Conseco Capital Management's (CCM) portfolio strategy for the Conseco Series Trust Government Securities Portfolio continued to have positive effects on return. We kept an overweight position in U.S. Agency securities and other spread sectors, including asset-backed securities, while maintaining underweightings in Treasury bonds and mortgage-backed securities (MBS). CCM increased our asset-backed security exposure to 13.1%.

   During the second quarter, the Federal Reserve (the "Fed") continued their tightening policy by forcing interest rates 50 basis points higher in May to head-off an increase in inflation. Also, the Treasury curve remained inverted as short maturities yielded more than long maturities. Sensing the Fed would leave interest rates unchanged at the June meeting, investors took opportunity to buy spread sectors, which subsequently rallied sharply.

   Going forward, CCM plans on raising the portfolio's exposure to MBS and corporate bonds in the two to four year average maturity ranges. We will continue to invest in spread sectors on our belief that spreads will grind tighter over the next two quarters. Tighter spreads coupled with our yield advantage will lead the portfolio to out-perform its benchmark.






Gergory J. Hahn, CFA
Chief Investment Officer, Fixed Income
Senior Vice President
Conseco Capital Management, Inc.

CONSECO SERIES TRUST

GOVERNMENT SECURITIES PORTFOLIO
Schedule of Investments

JUNE 30, 2000
(Unaudited)

================================================================================
  SHARES OR
  PRINCIPAL
   AMOUNT                                                               VALUE
--------------------------------------------------------------------------------

CORPORATE BONDS (10.1%)

AIR TRANSPORTATION (1.2%)
   150,000 Airborne Freight Corp., 8.875%, due 12/15/2002 .........   $  153,562
                                                                      ----------

DEPOSITORY INSTITUTIONS (1.5%)
   200,000 Dime Bancorp, Inc., 7.000%, due 07/25/2001 .............      198,250
                                                                      ----------

ELECTRIC, GAS, WATER, COGENERATION, SANITARY SERVICES (0.8%)
   100,000 NRG Northeast Generating LLC, 8.065%,
           due 12/15/2004, (b) Cost - $100,000;
           Acquired - 02/15/2000 ..................................      100,500
                                                                      ----------

FOOD AND KINDRED PRODUCTS (0.7%)
   100,000 Nabisco, Inc., 6.000%, due 02/15/2011 ..................       98,625
                                                                      ----------

MEASURING INSTRUMENTS, PHOTO GOODS, WATCHES (1.1%)
   150,000 Raytheon Co., 8.200%, due 03/01/2006,
           (b) Cost - $150,767; Acquired - 03/16/2000 .............      152,437
                                                                      ----------

PIPE LINE, EXCEPT NATURAL GAS (0.9%)
   125,000 Osprey Trust/Osprey I, 8.310%, due 01/15/2003,
           (b) Cost - $125,482; Acquired - 04/13/2000 .............      125,469
                                                                      ----------

REAL ESTATE INVESTMENT TRUSTS (REITS) (1.7%)
   225,000 Camden Property Trust, 6.750%, due 11/15/2001 ..........      221,063
                                                                      ----------

SECURITY AND COMMODITY BROKERS (1.2%)
   150,000 Lehman Brothers Holdings, Inc., Series D, MTN,
           9.000%, due 09/28/2001 .................................      152,625
                                                                      ----------

TRANSPORTATION EQUIPMENT (1.0%)
   125,000 Lockheed Martin Corp., 7.950%, due 12/01/2005 ..........      125,938
                                                                      ----------
           TOTAL CORPORATE BONDS (COST $1,331,458) ................    1,328,469
                                                                      ----------


MUNICIPAL BONDS (10.2%)
   280,000 Alaska Industrial Development & Export Auth.,
           6.625%, due 05/01/2006 .................................      263,900
   200,000 Azusa Pacific University California, Revenue, 7.250%,
           due 04/01/2009 .........................................      193,000
   330,000 Cherokee County Georgia Water and Sewer Authority,
           Revenue, 6.750%, due 08/01/2009 ........................      313,088
   300,000 Las Vegas, Nevada, 6.700%, due 07/01/2008 ..............      285,750
   200,000 Pinellas County Florida Housing Finance Authority
           Multifamily Mtg., Revenue, 6.750%, due 07/01/2011 ......      188,250
   100,000 Shreveport Lousiana Certificates of Indebtedness,
           6.350%, due 10/01/2004 .................................       96,375
                                                                      ----------

           TOTAL MUNICIPAL BONDS (COST $1,408,179) ................    1,340,363
                                                                      ----------

ASSET BACKED SECURITIES (13.1%)
    45,202 Bear Stearns Commercial Mortgage Securites, Inc.,
           99-C1 A1, 5.910%, due 05/14/2008 .......................       42,824
   300,000 Fingerhut Master Trust, 98-1 A, 6.070%, due 02/15/2005 .      297,414
    80,399 Green Tree Recreational Equipment & Consumer Trust,
           97-C B, 6.750%, due 02/15/2018, (c) Cost - $80,381;
           Acquired - 09/08/1997 ..................................       77,375
    73,028 IMC Home Equity Loan Trust, 96-1 A5, 6.290%,
           due 12/25/2013 .........................................       72,460
   100,000 Metris Master Trust, 97-1 B, 7.110%, due 10/20/2005 ....       99,050
   204,176 The Money Store Home Equity Trust, 93-C A3, 5.750%,
           due 10/15/2022 .........................................      199,698
   180,000 The Money Store Home Equity Trust, 98-A AF5, 6.370%,
           due 12/15/2023 .........................................      176,801
    90,000 Residential Funding Mortgage Securities I, 99-HI6 AI3,
           7.340%, due 07/25/2012 .................................       89,128
   250,000 Residential Funding Mortgage Securities, 99-HI8 AI2,
           7.030%, due 07/25/2010 .................................      247,568
   100,000 Residential Asset Securities Corporation, 98-KS3 AI3,
           5.910%, due 08/25/2022 .................................       97,361


   The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST

GOVERNMENT SECURITIES PORTFOLIO
Schedule of Investments

JUNE 30, 2000
(Unaudited)

================================================================================
  SHARES OR
  PRINCIPAL
   AMOUNT                                                               VALUE
--------------------------------------------------------------------------------

   325,000 Residential Asset Securities Corporation,
           99-KS2 AI3, 6.600%, due 06/25/2020 .....................   $  320,967
                                                                      ----------

           TOTAL ASSET BACKED SECURITIES (COST $1,723,376) ........    1,720,646
                                                                      ----------

COLLATERALIZED MORTGAGE OBLIGATIONS (4.1%)
   123,696 Fanniemae Grantor Trust, 99-T2 A1, 7.500%,
           due 01/19/2039 .........................................      120,775
   234,296 GE Capital Mortgage Services, Inc., 98-12 2A1, 6.600%,
           due 06/25/2028 .........................................      231,651
   117,297 Housing Securities, Inc., 94-2 A1, 6.500%,
           due 07/25/2009 .........................................      113,574
    51,425 Residential Funding Mortgage Securities I, 97-S5 A4,
           7.625%, Due 04/25/2027 .................................       51,249
    22,294 Tiers Asset-Backed Securities, Series CHAMT Trust 97-7,
           6.688%, due 11/15/2003 .................................       22,294
                                                                      ----------
            TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
            (COST $534,605) .......................................      539,543
                                                                      ----------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS (56.8%)
   250,000 Federal Home Loan Bank, 6.020%, due 10/29/2003 .........      241,973
   100,000 Federal Home Loan Bank, 5.275%, due 11/20/2003 .........       94,741
   500,000 Federal Home Loan Bank, 7.080%, due 07/21/2006 .........      488,294
    85,894 Federal Home Loan Mortgage Corp., # D66012, 7.000%,
           due 11/01/2025 .........................................       83,075
   148,045 Federal Home Loan Mortgage Corp., Multi Family Pool,
           6.775%, due 11/01/2003 .................................      146,189
   591,164 Federal Home Loan Mortgage Corp., # C00910, 7.500%,
           due 01/01/2030 .........................................      583,774
   544,716 Federal Home Loan Mortgage Corp., # C00984, 8.000%,
           due 05/01/2030 .........................................      548,121
   387,505 Federal Home Loan Mortgage Corp., # C28063, 6.500%,
           due 07/01/2029 .........................................      366,071
   195,122 Federal Home Loan Mortgage Corp., # C29168, 6.500%,
           due 07/01/2029 .........................................      184,329
        64 Federal Home Loan Mortgage Corp., # C32176, 7.000%,
           due 10/01/2029 .........................................           62
    44,922 Federal Home Loan Mortgage Corp., # E00441, 7.500%,
           due 07/01/2011 .........................................       44,852
   250,000 Federal National Mortgage Assn., MTN, 6.430%,
           due 02/06/2008 .........................................      234,848
   200,000 Federal National Mortgage Assn., MTN, 6.110%,
           due 07/14/2003 .........................................      194,575
   500,000 Federal National Mortgage Assn., MTN, 6.200%,
           due 04/01/2009 .........................................      463,975
   150,000 Federal National Mortgage Assn., 6.000%,
           due 02/23/2009 .........................................      137,703
   650,000 Federal National Mortgage Assn., Series B, MTN, 6.040%,
           due 02/25/2009 .........................................      591,877
    34,914 Federal National Mortgage Assn., # 174166, 8.000%,
           due 06/01/2002 .........................................       34,871
    64,838 Federal National Mortgage Assn., # 190922, 7.500%,
           due 07/01/2001 .........................................       64,939
   198,197 Federal National Mortgage Assn., # 253266, 8.000%,
           due 04/01/2030 .........................................      199,126
   137,229 Federal National Mortgage Assn., # 275232, 5.500%,
           due 03/01/2001 .........................................      128,480
    73,901 Federal National Mortgage Assn., # 303621, 6.000%,
           due 12/01/2002 .........................................       70,437
    73,623 Federal National Mortgage Assn., # 303780, 7.000%,
           due 03/01/2026 .........................................       71,092
   299,320 Government National Mortgage Assn., # 408675, 7.500%,
           due 01/15/2026 .........................................      297,355
     1,369 Government National Mortgage Assn., # 044522, 13.000%,
           due 03/15/2011 .........................................        1,568
     4,407 Government National Mortgage Assn., # 119896, 13.000%,
           due 11/15/2014 .........................................        5,049
   625,000 U.S. Treasury Bond, 7.500%, due 11/15/2016 .............      704,102
   200,000 U.S. Treasury Bond, 8.000%, due 11/15/2021 .............      241,438
   100,000 U.S. Treasury Bond, 6.375%, due 08/15/2027 .............      102,875
   875,000 U.S. Treasury Bond, 5.250%, due 11/15/2028 .............      774,649
   375,000 U.S. Treasury Bond, 5.250%, due 02/15/2029 .............      332,813
                                                                      ----------
           TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
           (COST $7,605,584) ......................................    7,433,253
                                                                      ----------

   The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST

GOVERNMENT SECURITIES PORTFOLIO
Schedule of Investments

JUNE 30, 2000
(Unaudited)

================================================================================
  SHARES OR
  PRINCIPAL
   AMOUNT                                                               VALUE
--------------------------------------------------------------------------------

PREFERRED STOCKS (0.8%)

INSURANCE CARRIERS (0.8%)
     4,000 Lincoln National Capital., 6.400%, TOPrS (a) ........     $    98,000
           TOTAL PREFERRED STOCKS (COST $100,000) ..............          98,000
                                                                     -----------

           TOTAL INVESTMENTS (COST $12,703,202) (95.1%) ........      12,460,274
                                                                     -----------
           CASH, RECEIVABLES AND OTHER ASSETS,
           NET OF LIABILITIES (4.9%) ...........................         638,088
                                                                     -----------
           NET ASSETS (100.0%) .................................     $13,098,362
                                                                     -----------

----------------------------------------------------------------
(a) TOPrS - Trust Originated Preferred Securities.
(b) Restricted under Rule 144A of the Securities Act of 1933.
(c) Conseco Finance Corp. (formerly Green Tree Financial Corp.), a wholly owned subsidiary of Conseco, Inc. effective June 30, 1998, is the seller to and servicer for the Trust issuing the Certificates.


   The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST

MONEY MARKET PORTFOLIO


================================================================================
PORTFOLIO MANAGER'S REVIEW

   During the second quarter of 2000, money market investors continued to witness market volatility. The Federal Reserve (the "Fed") continued to pull liquidity out of the system by buying back Treasury bonds and forcing interest rates higher in an effort to slow the economy and head-off a spurt in inflation. The Fed increased interest rates 50 basis points at their May meeting. The U.S. Treasury curve remains inverted with short maturities yielding more than the 30-year bond. Spreads across all sectors widened to levels not seen since the fall of 1998. Also, event risk, which is the risk that an issuer becomes impaired or downgraded due to an acquisition, merger, stock buy-back or other change to its balance sheet, has become a concern to bondholders again.

   Toward the end of the second quarter, the fixed income market reached a critical inflection point in regards to investor sentiment towards both Treasury securities and spread product. Economic data, both in manufacturing and consumer sectors, showed a definitive moderation in activity. As the market surmised the Fed would move to the sideline, spread assets rallied sharply, leaving a constructive landscape for the second half of the year.

   The objectives of the money market portfolio have not changed. We attempt to balance safety, liquidity and total return in managing a fully diversified portfolio of money market securities. These objectives are met by investing in high-quality municipal securities, top-tier commercial paper, and highly-rated short-term corporate debt. We have also increased the yield in the portfolio by taking advantage of opportunities provided by short, floating coupon instruments.




Gregory J. Hahn, CFA
Chief Investment Officer, Fixed Income
Senior Vice President
Conseco Capital Management, Inc.

CONSECO SERIES TRUST

MONEY MARKET PORTFOLIO
Schedule of Investments

JUNE 30, 2000
(Unaudited)

================================================================================
  SHARES OR
  PRINCIPAL
   AMOUNT                                                               VALUE
--------------------------------------------------------------------------------

MUNICIPAL BONDS (19.3%)
 2,000,000 Abilene, Texas Health Facilities Development,
           Revenue, SAVR (b), 6.550%, due 09/22/2025 ..............  $ 2,000,000
 1,000,000 Boca Raton Community Hospital, 5.050%,
           due 12/01/2028 (a) .....................................    1,000,000
 1,000,000 California Housing Finance Agency, Revenue,
           5.200%, due 08/01/2029 (a) .............................    1,000,000
   550,000 Clinic Building Company, Inc., 6.700%,
           due 12/01/2018 (a) .....................................      550,000
   985,000 Community Health Systems, Inc., 5.200%,
           due 10/03/2003 (a) .....................................      985,000
   700,000 Community Health Systems, Inc., 5.200%,
           due 10/03/2003 (a) .....................................      700,000
 2,500,000 Georgetown University DC, SAVR (b), 6.610%,
           due 04/01/2029 .........................................    2,500,000
 1,150,000 Golden Oval Eggs, 6.250%, due 07/01/2015 (a) ...........    1,150,000
 2,100,000 Volusia County Florida Individual Development Authority,
           Revenue, SAVR (b), 6.990%, due 07/25/2000 ..............    2,100,000
   500,000 Yellowood Acres, Inc., SAVR (b), 6.990%,
           due 12/01/2028 .........................................      500,000
                                                                     -----------

           TOTAL MUNICIPAL BONDS ..................................   12,485,000
                                                                     -----------

CERTIFICATES OF DEPOSIT (8.5%)

DEPOSITORY INSTITUTIONS (8.5%)
 2,750,000 Bank Of Nova Scotia, 6.650%, due 08/14/2000 ............    2,750,000
 2,750,000 Svenska Handelbanken, Inc., 6.605%, due 07/24/2000 .....    2,750,021
                                                                     -----------

           TOTAL CERTIFICATES OF DEPOSIT ..........................    5,500,021
                                                                     -----------

COMMERCIAL PAPER (76.0%)

AIR TRANSPORTATION (4.2%)
 2,750,000 Kitty Hawk Funding Corp., 6.590%, due 09/08/2000 .......    2,714,762
                                                                     -----------

APPAREL AND ACCESORY STORES (3.9%)
 2,500,000 Gap, Inc., 6.510%, due 07/17/2000 ......................    2,492,315
                                                                     -----------

ASSET BACKED SECURITIES (4.2%)
 2,700,000 CC (USA), Inc., 6.600%, due 07/17/2000 .................    2,691,585
                                                                     -----------

CHEMICALS AND ALLIED PRODUCTS (4.1%)
2,700,000  Great Lakes Chemical Corp., 6.570%, due 09/06/2000......    2,666,493
                                                                     -----------

COMMUNICATIONS BY PHONE, TELEVISION, RADIO, CABLE (8.0%)
2,750,000  AT&T Corp., 6.570%, due 09/05/2000......................    2,716,374
2,500,000  Bell Atlantic Network Funding Corp., 6.540%,
           due 07/31/2000..........................................    2,485,921
                                                                     -----------
                                                                       5,202,295
                                                                     -----------

DEPOSITORY INSTITUTIONS (4.2%)
 2,750,000 Montauk Funding Corp., 6.550%, due 07/14/2000 ..........    2,742,995
                                                                     -----------

ELECTRIC, GAS, WATER, COGENERATION, SANITARY SERVICES (6.1%)
 1,700,000 Allegheny Power System, 6.680%, due 09/07/2000 .........    1,678,234
 2,300,000 Pacific Gas and Electric Co., 6.620%, due 07/21/2000 ...    2,291,118
                                                                     -----------
                                                                       3,969,352
                                                                     -----------

ELECTRICAL EQUIPMENT, EXCEPT COMPUTERS (4.1%)
 2,700,000 Motorola, Inc., 6.570%, due 09/11/2000 .................    2,664,029
                                                                     -----------

   The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST

MONEY MARKET PORTFOLIO
Schedule of Investments

JUNE 30, 2000
(Unaudited)

================================================================================
  SHARES OR
  PRINCIPAL
   AMOUNT                                                               VALUE
--------------------------------------------------------------------------------

FOOD AND KINDRED PRODUCTS (1.9%)
 1,200,000 Coca Cola Co., 6.440%, due 07/14/2000 ..............    $  1,196,995
                                                                   ------------

NON-DEPOSITORY CREDIT INSTITUTIONS (4.1%)
 2,700,000 Ford Motor Credit Co., 6.520%, due 08/31/2000 ......       2,669,682
                                                                   ------------

PRINTING, PUBLISHING AND ALLIED PRODUCTS (11.4%)
 2,500,000 Gannett Co., 6.500%, due 07/10/2000 ................       2,495,486
 2,500,000 New York Times Co., 6.450%, due 07/05/2000 .........       2,497,760
 2,400,000 Tribune Co., 6.600%, due 07/20/2000 ................       2,391,200
                                                                   ------------

                                                                      7,384,446
                                                                   ------------

SECURITY AND COMMODITY BROKERS (15.9%)
 2,700,000 Goldman Sachs Group, L.P., 6.580%,
           due 07/28/2000 .....................................       2,686,182
 2,200,000 Merrill Lynch & Company, Inc., 6.550%,
           due 08/23/2000 .....................................       2,178,385
 2,750,000 Morgan Stanley Dean Witter & Co., Inc., 6.560%,
           due 08/16/2000 .....................................       2,726,448
 2,700,000 Salomon Smith Barney Holdings, Inc., 6.510%,
           due 07/19/2000 .....................................       2,690,723
                                                                   ------------

                                                                     10,281,738
                                                                   ------------

TRANSPORTATION EQUIPMENT (3.9%)
 2,500,000 Daimler Chrysler AG, 6.530%, due 07/21/2000 ........       2,490,477
                                                                   ------------

           TOTAL COMMERCIAL PAPER .............................      49,167,164
                                                                   ------------


SHORT-TERM INVESTMENTS (2.2%)
 1,462,000 AIM Liquid Asset Portfolio .........................       1,462,000
                                                                   ------------
           TOTAL SHORT-TERM INVESTMENTS .......................       1,462,000

           TOTAL INVESTMENTS (106.0%) .........................      68,614,185
           CASH, RECEIVABLES AND OTHER ASSETS,
             NET OF LIABILITIES (-6.0%) .......................      (3,900,707)
                                                                   ------------
           NET ASSETS (100.0%) ................................    $ 64,713,478
                                                                   ------------

---------------------------------------------------------------
(a) Variable Coupon Rate.
(b) SAVR - Select Auction Variable Rate.


   The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2000
(Unaudited)
================================================================================

(1) GENERAL
   Conseco Series Trust (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "Act"), and was organized as a Massachusetts Trust effective November 15, 1982. The Trust is a "series" type of mutual fund which issues separate series of shares, each of which currently represents a separate portfolio of investments. The Trust consists of seven series ("Portfolios") each with its own investment objective and investment policies. The Portfolios are the Conseco 20 Focus, Equity, Balanced, High Yield, Fixed Income, Government Securities and Money Market. The Trust offers shares to life insurance company separate accounts (registered as unit investment trusts under the Act) to fund the benefits under variable annuity and variable life contracts.
   Two affiliated companies, Conseco Variable Insurance Company and Bankers National Life Insurance Company, offer shares of the Trust to their contract owners. Additionally, shares are offered to unaffiliated insurance companies to fund the benefits under variable annuity and variable life contracts.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SECURITY VALUATION, TRANSACTIONS, AND RELATED INVESTMENT INCOME

   The investments in each portfolio are valued at the close of regular trading on the New York Stock Exchange on each business day. Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date and interest income is accrued daily. The cost of investments sold is determined on the specific identification basis. The following summarizes the investments which carry certain restrictions as to resale from the Trust to certain qualified buyers:

Portfolio                          Cost          Market Value  % of Investments
-----------------------         ----------       ------------  ----------------
Balanced -
  preferred stock               $2,469,950        $2,857,000        4.14%
Balanced -
  bonds                          4,020,425         3,816,813        5.53%
Fixed Income -
  preferred stock                  358,256           348,250        1.09%
Fixed Income -
  bonds                          5,633,250         5,442,204       17.04%
Government Securities-
  bonds                            376,249           378,406        3.04%

   These securities are eligible for resale to qualified institutional buyers in transactions exempt from registration under Rule 144A of the Securities Act of 1933.
   The Board of Trustees (the "Trustees") determined that the Money Market Portfolio will value investments at amortized cost, which is conditioned on the Trust's compliance with certain provisions contained in Rule 2a-7 of the Act. The investment adviser of the Trust continuously reviews this method of valuation and recommends changes to the Trustees, if necessary, to ensure that the Money Market Portfolio investments are valued at fair value (as determined by the Trustees in good faith).
   In all portfolios of the Trust, except for the Money Market Portfolio, securities that are traded on stock exchanges are valued at closing market prices on the day the securities are being valued, or lacking any sales, at the mean between the closing bid and asked prices. Securities traded in the over-the-counter market are valued by third party pricing services. Portfolio securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market, and it is expected that for debt securities this ordinarily will be the over-the-counter market. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Trustees of the Trust. Debt securities with maturities of sixty (60) days or less are valued at amortized cost.

FEDERAL INCOME TAXES
   Each portfolio is treated as a separate taxable entity for federal income tax purposes and qualifies as a regulated investment company under subchapter M of the Internal Revenue Code. The Trust intends to distribute substantially all taxable income and net capital gains to shareholders, and otherwise comply with the requirements for regulated investment companies. Therefore, no provision has been made for federal income taxes.

DIVIDENDS TO SHAREHOLDERS
   Dividends are declared and reinvested from net investment income on a daily basis in the Money Market Portfolio, on a monthly basis in the Government Securities, Fixed Income, and High Yield Portfolios, on a quarterly basis in the Balanced Portfolio and on an annual basis in the Equity and Conseco 20 Focus Portfolios. Distributions of net short-term capital gains and losses were declared and reinvested as a component of net investment income prior to June 30, 1998, thereafter on an annual basis as a component of net realized gains (losses).
   Dividends to shareholders from net investment income are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Permanent book and tax differences relating to dividends to shareholders may result in reclassifications to paid-in capital and may effect per-share allocation between net investment income and realized and unrealized gain (loss). Any taxable income or gain of the Trust remaining at fiscal year end will be declared and distributed in the following year to the shareholders of the Portfolio or Portfolios to which such gains are attributable.

INCOME EQUALIZATION
   Prior to June 30, 1999 the Equity, Balanced, Government Securities and Fixed Income Portfolios followed the accounting practice known as income equalization by which a portion of the proceeds from sales and costs of redemptions of shares which is equivalent, on a per share basis, to the amount of distributable investment income on the date the transaction is credited or charged to net undistributed income. Effective June 30, 1999, the Trust has elected to discontinue accruing income equalization.

USE OF ESTIMATES
   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from these estimates.

CONSECO SERIES TRUST

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2000
(Unaudited)
================================================================================

(3) TRANSACTIONS WITH AFFILIATES
INVESTMENT ADVISORY AGREEMENT
   Conseco Capital Management, Inc. (the "Adviser") provides investment advice and, in general, supervises the Trust's management and investment program, furnishes office space, prepares portfolio reports for the Trust, monitors portfolio compliance by the Trust in its investment activities and pays compensation of officers and Trustees of the Trust who are affiliated persons of the Adviser. The Trust pays all other expenses incurred in the operation of the Trust, including fees and expenses of unaffiliated Trustees of the Trust.
   The Adviser is a wholly-owned subsidiary of Conseco, Inc. ("Conseco"), a publicly-held specialized financial services holding company listed on the New York Stock Exchange. Under the investment advisory agreement, the Adviser receives an investment advisory fee based on the daily net asset value at an annual rate of 0.70 percent for the Conseco 20 Focus and High Yield Portfolios,
0.65 percent for the Equity and Balanced Portfolios, and 0.50 percent for the Fixed Income, Government Securities, and Money Market Portfolios. The Adviser has voluntarily reduced its advisory fee to 0.25 percent of the average daily net assets of the Money Market Portfolio. Prior to April 30, 2000, the Adviser had voluntarily reduced its advisory fee to 0.80 percent and 0.75 percent of the average daily net assets of the Equity and Balanced Portfolios, respectively. The total fees incurred for such services were $1,557,843 for the six months ended June 30, 2000.
   The Adviser has contractually agreed to waive its investment advisory fee and/or reimburse the Portfolios through April 30, 2001 to the extent that the ratio of expenses to net assets on an annual basis exceed the following:

Portfolio
----------------------
Conseco 20 Focus            0.90%
Equity                      0.85%
Balanced                    0.85%
High Yield                  0.90%
Fixed Income                0.70%
Government Securities       0.70%
Money Market                0.45%

ADMINISTRATIVE AGREEMENT
   Conseco Services, LLC, (the "Administrator") a wholly owned subsidiary of Conseco, supervises the preparation and filing of regulatory documents required for compliance by the portfolios with applicable laws and regulations, provides portfolio accounting services, supervises the maintenance of books and records of the portfolios and provides other general and administrative services. For providing these services, the Administrator receives an annual fee equal to 0.10 percent of the first $100 million of average daily net assets; 0.08 percent of the next $100 million of average daily net assets; and 0.06 percent of average daily net assets in excess of $200 million. The total fees incurred under this Agreement for the six months ended June 30, 2000 were $216,620.

CONSECO SERIES TRUST

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2000
(Unaudited)
================================================================================

(4) INVESTMENT TRANSACTIONS
   The  compostion  of  gross   unrealized   appreciation  and  depreciation  of
investments at June 30, 2000, are shown below:

                                                                  CONSECO                                    FIXED      GOVERNMENT
                                                                 20 FOCUS       EQUITY       BALANCED       INCOME      SECURITIES
                                                                 PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
===================================================================================================================================
Gross unrealized appreciation...............................       $44,173   $36,772,466    $4,708,764     $ 201,605     $  74,080
Gross unrealized depreciation...............................       (26,301)  (19,858,741)   (3,237,775)     (871,174)     (317,008)
-----------------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation)..................       $17,872   $16,913,725    $1,470,989     $(669,569)    $(242,928)
===================================================================================================================================

   The aggregate cost of purchases and the aggregate proceeds from sales of investments for the six months or period ended June 30, 2000, are shown below:

                                                                  CONSECO                                    FIXED      GOVERNMENT
                                                                 20 FOCUS       EQUITY       BALANCED       INCOME      SECURITIES
                                                                 PORTFOLIO(a)  PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
===================================================================================================================================
Purchases:
   Investments, excluding U.S. government
     securities and short-term investments..................      $662,995  $722,057,047  $109,292,970   $31,370,197    $2,163,321
   U.S. government securities...............................         --               --    17,289,487    15,976,921     2,968,000
Sales:
   Investments, excluding U.S. government
     securities and short-term investments..................      $113,146  $722,857,633  $105,899,834   $29,128,512    $2,034,959
   U.S. government securities...............................            --            --    14,699,916    15,828,506     3,577,845
===================================================================================================================================

(a) Period from May 4, 2000 (commencement of operations) through June 30, 2000.


(5) FEDERAL INCOME TAX INFORMATION
   As of June 30, 2000, the following funds have capital loss carryovers available from December 31, 1999, to offset capital gains in the future, if any:

                                                                                  AMOUNT         EXPIRES
===================================================================================================================================
Fixed Income Portfolio.......................................................$    38,146          2002
Fixed Income Portfolio.......................................................      5,075          2004
Fixed Income Portfolio.......................................................    585,029          2007
Government Securities Portfolio .............................................    232,368          2002
Government Securities Portfolio..............................................    248,559          2007
===================================================================================================================================

CONSECO SERIES TRUST

FINANCIAL HIGHLIGHTS

================================================================================
                                                                  CONSECO 20
                                                                FOCUS PORTFOLIO
                                                                ---------------
                                                                MAY 4, 2000 (e)
                                                                    THROUGH
                                                                 JUNE 30, 2000
                                                                  (UNAUDITED)
================================================================================
Net asset value per share, beginning of period..............      $     10.00
   Income from investment operations:
     Net investment income .................................             0.01
     Net realized and unrealized gains on investments.......             1.63
--------------------------------------------------------------------------------
         Total income from investment operations............             1.64
--------------------------------------------------------------------------------
   Distributions:
     Dividends from net investment income...................               --
     Distribution of net capital gains......................               --
     Return of capital......................................               --
--------------------------------------------------------------------------------
         Total distributions................................               --
--------------------------------------------------------------------------------
Net asset value per share, end of period....................      $     11.64
--------------------------------------------------------------------------------
Total return (a) (b)........................................            16.41%

Ratios/supplemental data:
   Net assets (dollars in thousands), end of period ........     $        686
   Ratio of expenses to average net assets (b) (c)..........             0.93%
   Ratio of total expenses to average net assets (b) (c)....             1.04%
   Ratio of net investment income to average net assets (c).             1.51%
   Portfolio turnover rate (d)..............................            39.63%

------------------------------------------------------------

(a) Total return represents performance of the Trust only and does not include mortality and expense deductions in separate accounts.
(b) The Adviser has contractually agreed to waive their fees and/or reimburse the Portfolio through April 30, 2001 to the extent that the ratio of total expenses to average net assets exceeds, on an annual basis, 0.90 percent.
(c) Annualized for periods of less than one year.
(d) Not Annualized for periods of less than one year.
(e) Commencement of operations.

CONSECO SERIES TRUST

FINANCIAL HIGHLIGHTS

===================================================================================================================================
                                                                                  EQUITY PORTFOLIO
                                                 ==================================================================================
                                                  SIX MONTHS       YEAR          YEAR           YEAR          YEAR         YEAR
                                                     ENDED         ENDED         ENDED          ENDED         ENDED        ENDED
                                                 JUNE 30, 2000  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                                  (UNAUDITED)      1999          1998           1997          1996         1995
===================================================================================================================================
Net asset value per share,
  beginning of period... .....................  $     23.18   $     21.59    $    20.16    $    21.85    $    18.84     $   16.54
   Income from investment operations:
     Net investment income (loss).............        (0.01)           --          0.11          0.06          0.01          0.34
     Net realized and unrealized gains
       on investments.........................         4.00         10.63          3.09          4.06          8.17          5.68
-----------------------------------------------------------------------------------------------------------------------------------
         Total income from
           investment operations .............         3.99         10.63          3.20          4.12          8.18          6.02
-----------------------------------------------------------------------------------------------------------------------------------
   Distributions:.............................
     Dividends from net investment income.....           --            --         (0.27)        (4.23)        (4.21)        (2.81)
     Distribution of net capital gains........        (0.02)        (9.04)        (0.48)        (1.58)        (0.96)        (0.91)
     Return of capital........................           --            --         (1.02)           --            --            --
-----------------------------------------------------------------------------------------------------------------------------------
         Total distributions..................        (0.02)        (9.04)        (1.77)        (5.81)        (5.17)        (3.72)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value per share, end of period......  $     27.15 $       23.18    $    21.59    $    20.16    $    21.85     $   18.84
===================================================================================================================================
Total return (a) (b)..........................        17.20%        50.28%        15.62%        18.68%        44.99%        36.30%

Ratios/supplemental data:
   Net assets (dollars in thousands),
     end of period ...........................  $    350,921   $   300,437   $   235,001   $   216,986   $   171,332    $  109,636
   Ratio of expenses to
     average net assets (b) (c) ..............         0.74%         0.77%         0.80%         0.80%         0.80%         0.80%
   Ratio of total expenses to
     average net assets (b) (c) ..............         0.79%         0.82%         0.80%         0.80%         0.81%         0.80%
   Ratio of net investment income to
     average net assets (c) ..................       (0.08)%       (0.10)%         0.55%         0.28%         0.06%         1.80%
   Portfolio turnover rate (d)................       216.96%       364.53%       317.91%       234.20%       177.03%       172.55%

---------------------------------------------------------------------

(a) Total return represents performance of the Trust only and does not include mortality and expense deductions in separate accounts.
(b) The Adviser has contractually agreed to waive their fees and/or reimburse the Portfolio through April 30, 2001 to the extent that the ratio of total expenses to average net assets exceeds, on an annual basis, 0.85 percent.
    Prior to April 30, 2000, the expenses were contractually waived to the extent that the ratio of total expenses to average net assets exceeded, on an annual basis, 0.80 percent.
(c) Annualized for periods of less than one year.
(d) Not Annualized for periods of less than one year.

CONSECO SERIES TRUST

FINANCIAL HIGHLIGHTS

===================================================================================================================================
                                                                                 BALANCED PORTFOLIO
                                                 ==================================================================================
                                                  SIX MONTHS       YEAR          YEAR           YEAR          YEAR         YEAR
                                                     ENDED         ENDED         ENDED          ENDED         ENDED        ENDED
                                                 JUNE 30, 2000  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                                  (UNAUDITED)      1999          1998           1997          1996         1995
===================================================================================================================================
Net asset value per share,
  beginning of period.........................  $     14.65   $     13.67    $    13.32    $    13.47    $    12.39     $   11.04
   Income from investment operations:
     Net investment income ...................         0.21          0.42          0.43          0.44          0.42          0.51
     Net realized and unrealized gains
       on investments.........................         1.81          3.72          0.96          2.12          2.77          2.97
-----------------------------------------------------------------------------------------------------------------------------------
         Total income from
           investment operations .............         2.02          4.14          1.39          2.56          3.19          3.48
-----------------------------------------------------------------------------------------------------------------------------------
   Distributions:.............................
     Dividends from net investment income.....        (0.21)        (0.42)        (0.43)        (2.20)        (2.07)        (1.83)
     Distribution of net capital gains........        (0.02)        (2.74)           --         (0.51)        (0.04)        (0.30)
     Return of capital........................           --            --         (0.61)           --            --            --
-----------------------------------------------------------------------------------------------------------------------------------
         Total distributions..................        (0.23)        (3.16)        (1.04)        (2.71)        (2.11)        (2.13)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value per share, end of period......  $     16.44   $     14.65    $    13.67    $    13.32    $    13.47     $   12.39
===================================================================================================================================

Total return (a) (b)..........................        13.67%        30.83%        10.37%        17.85%        28.30%        31.49%

Ratios/supplemental data:
   Net assets (dollars in thousands),
     end of period ...........................  $     64,748  $     51,941   $    45,904   $    27,922    $   16,732    $    9,583
   Ratio of expenses to average
     net assets (b)(c) .......................         0.71%         0.73%         0.75%         0.75%         0.75%         0.75%
   Ratio of total expenses to
     average net assets (b)(c) ...............         0.81%         0.83%         0.84%         0.84%         0.95%         0.87%
   Ratio of net investment income to
     average net assets (c) ..................         2.60%         2.89%         3.25%         3.14%         3.15%         4.11%
   Portfolio turnover rate(d).................       206.17%       343.43%       336.30%       369.39%       208.13%       194.16%

---------------------------------------------------------------------

(a) Total return represents performance of the Trust only and does not include mortality and expense deductions in separate accounts.
(b) The Adviser has contractually agreed to waive their fees and/or reimburse the Portfolio through April 30, 2001 to the extent that the ratio of total expenses to average net assets exceeds, on an annual basis, 0.85 percent.
    Prior to April 30, 2000, the expenses were contractually waived to the extent that the ratio of total expenses to average net assets exceeded, on an annual basis, 0.75 percent.
(c) Annualized for periods of less than one year.
(d) Not Annualized for periods of less than one year.

CONSECO SERIES TRUST

FINANCIAL HIGHLIGHTS

================================================================================
                                                            HIGH YIELD PORTFOLIO
                                                            ====================
                                                              JUNE 13, 2000 (e)
                                                                   THROUGH
                                                                JUNE 30, 2000
                                                                 (UNAUDITED)
================================================================================
Net asset value per share, beginning of period..............      $     10.00
   Income from investment operations:
     Net investment income .................................             0.02
     Net realized and unrealized gains on investments.......               --
--------------------------------------------------------------------------------
         Total income from investment operations............             0.02
--------------------------------------------------------------------------------
   Distributions:...........................................
     Dividends from net investment income...................               --
     Distribution of net capital gains......................               --
     Return of capital......................................               --
--------------------------------------------------------------------------------
         Total distributions................................               --
--------------------------------------------------------------------------------
Net asset value per share, end of period....................      $     10.02
================================================================================

Total return (a) (b)........................................             0.24%

Ratios/supplemental data:
   Net assets (dollars in thousands), end of period ........      $        47
   Ratio of expenses to average net assets (b) (c)..........             0.79%
   Ratio of total expenses to average net assets (b) (c)....             1.58%
   Ratio of net investment income to average net assets (c).             4.75%
   Portfolio turnover rate (d)..............................              N/A


------------------------------------------------------------------

(a) Total return represents performance of the Trust only and does not include mortality and expense deductions in separate accounts.
(b) The Adviser has contractually agreed to waive their fees and/or reimburse the Portfolio through April 30, 2001 to the extent that the ratio of total expenses to average net assets exceeds, on an annual basis, 0.90 percent.
(c) Annualized for periods of less than one year.
(d) Not Annualized for periods of less than one year.
(e) Commencement of operations.

CONSECO SERIES TRUST

FINANCIAL HIGHLIGHTS

===================================================================================================================================
                                                                                 FIXED INCOME PORTFOLIO
                                                 ==================================================================================
                                                  SIX MONTHS       YEAR          YEAR           YEAR          YEAR         YEAR
                                                     ENDED         ENDED         ENDED          ENDED         ENDED        ENDED
                                                 JUNE 30, 2000  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                                  (UNAUDITED)      1999          1998           1997          1996         1995
===================================================================================================================================
Net asset value per share,
  beginning of period.........................  $      9.39   $     10.05    $    10.14    $     9.97    $    10.15     $    9.45
   Income from investment operations:
     Net investment income ...................         0.32          0.62          0.64          0.65          0.66          0.68
     Net realized and unrealized gains (losses)
       on investments.........................        (0.04)        (0.66)        (0.03)         0.31         (0.18)         0.99
-----------------------------------------------------------------------------------------------------------------------------------
       Total income (loss) from
         investment operations ...............         0.28         (0.04)         0.61          0.96          0.48          1.67
-----------------------------------------------------------------------------------------------------------------------------------
   Distributions:.............................
     Dividends from net investment income.....        (0.32)        (0.62)        (0.64)        (0.79)        (0.66)        (0.97)
     Distribution of net capital gains........           --            --            --            --            --            --
     Return of capital........................           --            --         (0.06)           --            --            --
-----------------------------------------------------------------------------------------------------------------------------------
       Total distributions....................        (0.32)        (0.62)        (0.70)        (0.79)        (0.66)        (0.97)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value per share, end of period......  $      9.35   $      9.39    $    10.05    $    10.14    $     9.97     $   10.15
===================================================================================================================================

Total return (a) (b)..........................         3.17%       (0.44)%         6.17%         9.97%         4.97%        18.25%

Ratios/supplemental data:
   Net assets (dollars in thousands),
     end of period ...........................  $     32,813  $     28,899   $    23,985   $    21,277   $    17,463    $   16,046
   Ratio of expenses to average
     net assets (b) (c) ......................         0.67%         0.67%         0.70%         0.70%         0.70%         0.70%
   Ratio of total expenses to
     average net assets (b) (c) ..............         0.67%         0.67%         0.80%         0.77%         0.77%         0.74%
   Ratio of net investment income to
     average net assets (c) ..................         6.90%         6.46%         6.24%         6.50%         6.65%         6.78%
   Portfolio turnover rate (d)................       149.14%       337.26%       321.09%       276.46%       276.35%       225.41%


------------------------------------------------------------------
(a) Total return represents performance of the Trust only and does not include mortality and expense deductions in separate accounts.
(b) The Adviser has contractually agreed to waive their fees and/or reimburse the Portfolio through April 30, 2001 to the extent that the ratio of total expenses to average net assets exceeds, on an annual basis, 0.70 percent.
(c) Annualized for periods of less than one year.
(d) Not Annualized for periods of less than one year.

CONSECO SERIES TRUST

FINANCIAL HIGHLIGHTS

===================================================================================================================================
                                                                           GOVERNMENT SECURITIES PORTFOLIO
                                                 ==================================================================================
                                                  SIX MONTHS       YEAR          YEAR           YEAR          YEAR         YEAR
                                                     ENDED         ENDED         ENDED          ENDED         ENDED        ENDED
                                                 JUNE 30, 2000  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                                  (UNAUDITED)      1999          1998           1997          1996         1995
===================================================================================================================================
Net asset value per share,
  beginning of period ........................     $  10.96     $   12.15       $  12.04     $   11.94      $  12.38     $   11.09
   Income from investment operations:
     Net investment income....................         0.34          0.64           0.69          0.73          0.72          0.75
     Net realized and unrealized gains (losses)
       on investments.........................         0.11         (1.19)          0.14          0.23         (0.41)         1.12
-----------------------------------------------------------------------------------------------------------------------------------
       Total income (loss) from
         investment operations ...............         0.45         (0.55)          0.83          0.96          0.31          1.87
-----------------------------------------------------------------------------------------------------------------------------------
   Distributions:.............................
     Dividends from net investment income.....        (0.34)        (0.64)         (0.72)        (0.86)        (0.71)        (0.58)
     Distribution of net capital gains........           --            --             --            --         (0.04)           --
     Return of capital........................           --            --             --            --            --            --
-----------------------------------------------------------------------------------------------------------------------------------
       Total distributions....................        (0.34)        (0.64)         (0.72)        (0.86)        (0.75)        (0.58)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value per share, end of period......     $  11.07     $   10.96       $  12.15     $   12.04      $  11.94     $   12.38
-----------------------------------------------------------------------------------------------------------------------------------

Total return (a) (b)..........................         4.17%        (2.48)%         7.07%         8.26%         2.75%        17.35%

Ratios/supplemental data:
   Net assets (dollars in thousands),
     end of period ...........................     $  13,098    $   13,104      $   7,907    $    4,270     $   4,024    $    4,613
   Ratio of expenses to average
     net assets (b) (c) ......................         0.67%         0.66%          0.70%         0.70%         0.70%         0.70%
   Ratio of total expenses to
     average net assets (b) (c) ..............         0.67%         0.66%          0.96%         0.92%         0.91%         0.78%
   Ratio of net investment income to
     average net assets (c) ..................         5.94%         5.61%          5.63%         6.05%         6.02%         6.27%
   Portfolio turnover rate (d)................        39.16%       168.69%         67.49%       195.08%       157.62%       284.31%

------------------------------------------------------------------

(a) Total return represents performance of the Trust only and does not include mortality and expense deductions in separate accounts.
(b) The Adviser has contractually agreed to waive their fees and/or reimburse the Portfolio through April 30, 2001 to the extent that the ratio of total expenses to average net assets exceeds, on an annual basis, 0.70 percent.
(c) Annualized for periods of less than one year.
(d) Not Annualized for periods of less than one year.

CONSECO SERIES TRUST

FINANCIAL HIGHLIGHTS

===================================================================================================================================
                                                                               MONEY MARKET PORTFOLIO
                                                 ==================================================================================
                                                  SIX MONTHS       YEAR          YEAR           YEAR          YEAR         YEAR
                                                     ENDED         ENDED         ENDED          ENDED         ENDED        ENDED
                                                 JUNE 30, 2000  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                                  (UNAUDITED)      1999          1998           1997          1996         1995
===================================================================================================================================
Net asset value per share,
  beginning of period ........................     $   1.00     $    1.00       $   1.00     $    1.00      $   1.00     $    1.00
   Income from investment operations:
     Net investment income....................         0.03          0.05           0.05          0.05          0.05          0.06
     Net realized and unrealized gains
       on investments.........................           --            --             --            --            --            --
-----------------------------------------------------------------------------------------------------------------------------------
       Total income from
         investment operations ...............         0.03          0.05           0.05          0.05          0.05          0.06
-----------------------------------------------------------------------------------------------------------------------------------
Distributions:................................
   Dividends from net investment income.......        (0.03)        (0.05)         (0.05)        (0.05)        (0.05)        (0.06)
   Distribution of net capital gains..........           --            --             --            --            --            --
   Return of capital..........................           --            --             --            --            --            --
-----------------------------------------------------------------------------------------------------------------------------------
       Total distributions....................        (0.03)        (0.05)         (0.05)        (0.05)        (0.05)        (0.06)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value per share, end of period......     $   1.00     $    1.00       $   1.00     $    1.00      $   1.00     $    1.00
===================================================================================================================================

Total return (a) (b)..........................         2.90%         4.87%          5.21%         5.25%         5.13%         5.46%

Ratios/supplemental data:
   Net assets (dollars in thousands),
     end of period ...........................     $  64,713    $   85,692      $  21,218    $    8,603     $   6,985    $    5,396
   Ratio of expenses to average
     net assets (b) (c) ......................         0.40%         0.40%          0.45%         0.45%         0.45%         0.45%
   Ratio of total expenses to
     average net assets (b) (c) ..............         0.65%         0.65%          0.54%         0.53%         0.59%         0.52%
   Ratio of net investment income to
     average net assets (c) ..................         5.73%         4.93%          5.08%         5.14%         5.03%         5.46%
   Portfolio turnover rate (d)...................        N/A           N/A            N/A           N/A           N/A           N/A

----------------------------------------------------------------

(a) Total return represents performance of the Trust only and does not include mortality and expense deductions in separate accounts.
(b) The Adviser has contractually agreed to waive their fees and/or reimburse the Portfolio through April 30, 2001 to the extent that the ratio of total expenses to average net assets exceeds, on an annual basis, 0.45 percent.
(c) Annualized for periods of less than one year.
(d) Not Annualized for periods of less than one year.

CONSECO SERIES TRUST
SEMI-ANNUAL REPORT

JUNE 30, 2000
================================================================================

CONSECO SERIES TRUST
BOARD OF TRUSTEES

WILLIAM P. DAVES, JR.
   Chairman of the Board
   Consultant to the insurance
      and healthcare industries
   Chairman and CEO, FFG Insurance Co.

MAXWELL E. BUBLITZ, CFA
   President
   President, CEO and Director
   Conseco Capital Management, Inc.
   Senior VP, Conseco, Inc.

HAROLD W. HARTLEY, CFA
   Director, Ennis Business Forms, Inc.
   Former Executive VP, Tenneco
      Financial Services, Inc.

DR. R. JAN LECROY
   Director, Southwest Securities Group, Inc.
   Former President, Dallas Citizens Council

DR. JESS H. PARRISH
   Higher education consultant
   Former President, Midland College

DAVID N. WALTHALL
   Principal, Walthall Asset Management


INVESTMENT ADVISER
   Conseco Capital Management, Inc.
   Carmel, Indiana

CUSTODIAN
   The Bank of New York
   New York, New York

INDEPENDENT PUBLIC ACCOUNTANTS
   PricewaterhouseCoopers LLP
   Indianapolis, Indiana

LEGAL COUNSEL
   Kirkpatrick & Lockhart LLP
   Washington, D.C.

              CONSECO SERIES TRUST IS A REGISTERED INVESTMENT COMPANY MANAGED BY
                  CONSECO CAPITAL MANAGEMENT, INC., A WHOLLY-OWNED SUBSIDIARY OF CONSECO, INC., A FINANCIAL SERVICES ORGANIZATION HEADQUARTERED IN CARMEL,
            INDIANA. CONSECO, THROUGH ITS SUBSIDIARY COMPANIES, IS ONE OF MIDDLE AMERICA'S LEADING SOURCES FOR INSURANCE, INVESTMENT AND LENDING PRODUCTS,
           HELPING 12 MILLION CUSTOMERS STEP UP TO A BETTER, MORE SECURE FUTURE.

                                                            CONSECO SERIES TRUST
                                                 11815 North Pennsylvania Street
                                                           Carmel, Indiana 46032


                                                             CI-319 (8/99) 06104
                                                   (C) 1999 Conseco Series Trust



                                                                 www.conseco.com



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